    As filed with the Securities and Exchange Commission on January 22, 2003

                                               File Nos. 333-92935 and 811-09729

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-1A

           REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933           [x]
                       Post-Effective Amendment No. 18                       [x]

                                     and/or

       REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940       [x]
                              Amendment No. 18                               [x]

                        (Check appropriate box or boxes)

                                iShares(R) Trust
               --------------------------------------------------
               (Exact Name of Registrant as Specified in Charter)

                       c/o Investors Bank & Trust Company
                              200 Clarendon Street
                                Boston, MA 02116
               --------------------------------------------------
                (Address of Principal Executive Office)(Zip Code)

       Registrant's Telephone Number, including Area Code: (415) 597-2000

                          The Corporation Trust Company
                               1209 Orange Street
                              Wilmington, DE 19801
                     (Name and Address of Agent for Service)

                                 With Copies to:

      W. JOHN MCGUIRE, ESQ.                   RICHARD MORRIS, ESQ.
      MORGAN, LEWIS & BOCKIUS LLP             BARCLAYS GLOBAL INVESTORS; N.A.
      1111 PENNSYLVANIA AVE., NW              45 FREMONT STREET
      WASHINGTON, DC  20004                   SAN FRANCISCO, CA 94105

It is proposed that this filing will become effective (check appropriate box):

[_] Immediately upon filing pursuant to         [_] On (date) pursuant to
       paragraph (b)                                  paragraph (b)
[_] 60 days after filing pursuant to            [_] On (date) pursuant to paragraph
       paragraph (a)(1)                               (a)(1)
[X] 75 days after filing pursuant to            [_] On (date) pursuant to paragraph
       paragraph (a)(2)                               (a)(2) of Rule 485

If appropriate, check the following box:

[_] The post-effective amendment designates a new effective date for a previously filed post-effective amendment
iShares(R)
iShares Trust

iShares Trust consists of over 50 separate investment portfolios called "funds." The fund described herein seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the FTSE/Xinhua HK China 25 Index, an index compiled by FTSE/Xinhua Index Ltd. ("FXI"). This prospectus relates to the iShares FTSE/Xinhua HK China 25 Index Fund (the "Fund"). Barclays Global Fund Advisors is the advisor to the Fund.

iShares Trust is a registered investment company. The shares of iShares Trust funds, called "iShares," are listed and traded on national and foreign exchanges (each, a "Listing Exchange"). Market prices for iShares may be different from their net asset value ("NAV"). The Fund has its own CUSIP number and exchange trading symbol.

The Fund issues and redeems iShares at NAV only in large blocks of [50,000] iShares or multiples thereof ("Creation Units"). These transactions are usually in exchange for a basket of securities and an amount of cash. As a practical matter, only institutions or large investors purchase or redeem Creation Units.

Except when aggregated in Creation Units, iShares are not redeemable securities.

The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

                        Prospectus dated [April __, 2003]

        An investment in a Fund is not a bank deposit and is not insured by the Federal Deposit Insurance Corporation or any other government agency.

++++++++++++++++++++++++++++++++++++++++++++++++++++++++++++++++++++++++++++++++
+The information in this Prospectus is not complete and may be changed. A + +registration statement relating to these securities has been filed with the + +Securities and Exchange Commission. The securities described herein may not be+ +sold until the registration statement becomes effective and until after the + +Securities and Exchange Commission issues an exemptive order relating to such + +securities. This Prospectus is not an offer to sell or the solicitation of an+ +offer to buy securities and is not soliciting an offer to buy these securities+ +in any State in which the offer, solicitation or sale would be unlawful. +
++++++++++++++++++++++++++++++++++++++++++++++++++++++++++++++++++++++++++++++++

       Table of Contents

Details on Investing
   in iShares                   Overview ............................................................  1
                                Introduction ........................................................  1
                                Investment Objective ................................................  1
                                Principal Investment Strategies .....................................  1
                                Replication .........................................................  2
                                Representative Sampling .............................................  2
                                Correlation .........................................................  2
                                Industry Concentration Policy .......................................  2

Details on the Risks of
   Investing in iShares         Principal Risk Factors Common to All Funds ..........................  2
                                Market Risk .........................................................  2
                                Trading Risk ........................................................  2
                                Asset Class Risk ....................................................  2
                                Tracking Error Risk .................................................  3
                                Market Trading Risks ................................................  3
                                Passive Investments .................................................  3
                                Lack of Governmental Insurance or Guarantee .........................  3
                                Concentration .......................................................  3
                                Derivatives .........................................................  3

Details on Each
   iShares Fund                 Description of iShares FTSE Index Fund ..............................  4

                                iShares FTSE/Xinhua HK China 25 Index Fund ..........................  5

                                Management ..........................................................  8

                                Investment Advisor ..................................................  8
                                  Administrator, Custodian and Transfer Agent .......................  8

                                Shareholder Information .............................................  8

                                Buying and Selling iShares ..........................................  8
                                Book Entry ..........................................................  9
                                iShare Prices .......................................................  9
                                Determining NAV .....................................................  9
Details on Management           Dividends and Distributions .........................................  9
   and Operations               Taxes ............................................................... 10
                                Taxes on Distributions .............................................. 10
                                Taxes when iShares are Sold ......................................... 10
Details on Buying and           Creations and Redemptions ........................................... 11
   Selling iShares
                                iShares Transaction Fees ............................................ 11
                                Possible Claim ...................................................... 12

                                Distribution ........................................................ 12

                                Financial Highlights ................................................ 12

                                Index Provider ...................................................... 13

                                Disclaimers ......................................................... 14

                                Supplemental Information ............................................ 16

Overview

Introduction

This Prospectus provides the information you need to make an informed decision about investing in iShares. It contains important facts about iShares Trust as a whole and the Fund in particular.

An index is a group of securities that an Index Provider selects as representative of a market, market segment or specific industry sector. The Index Provider determines the relative weightings of the securities in the index and publishes information regarding the market value of the index.

The Fund is an "index fund" which seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of a particular index (its "Underlying Index") developed by the following Index
Provider:

         FXI is a Hong Kong incorporated, joint venture company between FTSE, the global index company, and Xinhua Financial News. The company was created to facilitate the development of real-time indices for the Chinese market that can be used as performance benchmarks and as a basis for index funds.

Barclays Global Fund Advisors ("BGFA"), the advisor to the Fund, is a subsidiary of Barclays Global Investors, N.A. ("BGI"). BGFA and its affiliates are not affiliated with the Index Provider.

The Principal Investment Strategies and the Principal Risk Factors Common to All Funds sections discuss the principal strategies and risks applicable to the funds, while the Description of iShares FTSE Index Fund section provides important information about the Fund, including a brief description of its Underlying Index and principal risks specific to the Fund.

Investment Objective

The Fund seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of its Underlying Index. The Fund's investment objective may be changed without shareholder approval.

Principal Investment Strategies

BGFA uses a "passive" or indexing approach to try to achieve the Fund's investment objective. Unlike many investment companies, the Fund does not try to "beat" the market it tracks and does not seek temporary defensive positions when markets decline or appear overvalued. BGFA does not make any judgments about the investment merit of a particular security, nor does it attempt to apply any economic, financial or market analysis.

Indexing may eliminate some of the risks of active management, such as poor stock selection. Indexing may also help increase after-tax performance by keeping portfolio turnover low in comparison to actively managed investment companies.

The Fund generally will invest at least 90% of its assets in the securities of its Underlying Index or in American Depository Receipts ("ADRs") and Global Depository Receipts ("GDRs") representing such securities. In order to reflect various corporate actions (such as mergers) and other changes in the relevant Underlying Index (such as reconstitutions, additions and deletions), the Fund may invest up to 10% of its assets in stocks that are not included in its Underlying Index or in ADRs and GDRs representing such stocks. The Fund may invest up to 10% of its assets in futures contracts, options on futures contracts, options, and swaps related to its Underlying Index, as well as money market instruments, cash, cash equivalents, and other investment companies.

BGFA uses two basic indexing strategies -- Replication and Representative Sampling -- as described below. The Description of iShares FTSE Index Fund section indicates the strategy of the Fund.

Replication

"Replication" is investing in substantially all of the securities in the relevant Underlying Index in approximately the same proportions as in the Underlying Index.

Representative Sampling

"Representative Sampling" is investing in a representative sample of securities in the Underlying Index, which have a similar investment profile as the Underlying Index. Securities selected have aggregate investment characteristics (based on market capitalization and industry weightings), fundamental characteristics (such as return variability, earnings valuation and yield) and liquidity measures similar to those of the relevant Underlying Index. A Fund using Representative Sampling generally does not hold all of the securities that are included in the relevant Underlying Index.

Correlation

An index is a theoretical financial calculation while the Fund is an actual investment portfolio. The performance of the Fund and its Underlying Index will vary somewhat due to transaction costs, market impact, corporate actions (such as mergers and spin-offs) and timing variances.

BGFA expects that, over time, the correlation between the Fund's performance and that of its Underlying Index, before fees and expenses, will be 95% or better. A figure of 100% would indicate perfect correlation. Any correlation of less than 100% is called "tracking error." A Fund using Representative Sampling can be expected to have a greater tracking error than a Fund using Replication.

Industry Concentration Policy

The Fund will not concentrate its investments (i.e., hold 25% or more of its total assets in the securities of a particular industry or group of industries), except that the Fund will concentrate to approximately the same extent that its Underlying Index concentrates in the securities of such particular industry or group of industries. For purposes of this limitation, securities of the U.S. Government (including its agencies and instrumentalities), repurchase agreements collateralized by U.S. Government securities, and securities of state or municipal governments and their political subdivisions are not considered to be issued by members of any industry.

Principal Risk Factors Common to all Funds

The Fund is subject to the principal risks described below. Additional principal risks associated with the Fund are discussed under the description of such Fund. Some or all of these risks may adversely affect the Fund's NAV, trading price, yield, total return and/or its ability to meet its objectives.

Market Risk

The Fund's NAV will react to securities markets movements. You could lose money over short periods due to fluctuation in the Fund's NAV in response to market movements, and over longer periods during market downturns.

Trading Risk

While the creation/redemption feature of iShares is designed to make it likely that iShares will trade close to their NAV, disruptions to creations and redemptions may result in trading prices that differ significantly from net asset value.

Asset Class Risk

The returns from the types of securities in which a Fund invests may underperform returns from the various general securities markets or different asset classes. Different types of securities tend to go through cycles of out-performance and underperformance in comparison to the general securities markets.

Tracking Error Risk

Factors such as the fees and expenses of the Fund, imperfect correlation between the Fund's securities and those in its Underlying Index, rounding of prices, changes to the Underlying Indices and regulatory policies may affect BGFA's ability to achieve close correlation with the Underlying Index of the Fund. The Fund's returns may therefore deviate from those of its Underlying Index.

Market Trading Risks

Absence of Prior Active Market

         Although iShares are listed for trading on an exchange ("Listing Exchange"), such as the American Stock Exchange LLC ("AMEX"), New York Stock Exchange, Inc. ("NYSE"), or the Chicago Board Options Exchange ("CBOE"), and are listed and/or traded on other U.S. and foreign exchanges, there can be no assurance that an active trading market for iShares will develop or be maintained.

Lack of Market Liquidity

         Trading in iShares may be halted because of market conditions or for reasons that, in the view of the Listing Exchange, make trading in iShares inadvisable. In addition, trading in iShares is subject to trading halts caused by extraordinary market volatility pursuant to "circuit breaker" rules. There can be no assurance that the requirements necessary to maintain the listing of the iShares of the Fund will continue to be met or will remain unchanged.

iShares May Trade at Prices Other than NAV

         iShares may trade at, above or below their NAV. The NAV of iShares will fluctuate with changes in the market value of a Fund's holdings. The trading prices of iShares will fluctuate in accordance with changes in their NAVs as well as market supply and demand. However, given that iShares can be created and redeemed only in Creation Units at NAV (unlike shares of many closed-end funds, which frequently trade at appreciable discounts from, and sometimes at premiums to, their NAVs), BGFA believes that large discounts or premiums to the NAVs of iShares should not be sustained.

         Additional principal risks associated with investing in iShares of the Fund are discussed in the Description of iShares FTSE Index Fund section.

Passive Investments

The Fund is not actively managed. The Fund may be affected by a general decline in the market segments relating to its Underlying Index. The Fund invests in the securities included in its Underlying Index regardless of their investment merit. BGFA does not attempt to individually select securities or to take defensive positions in declining markets.

Lack of Governmental Insurance or Guarantee

An investment in the Fund is not a bank deposit nor is it insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Concentration

If the Underlying Index of the Fund concentrates in a particular industry, group of industries or sector, the Fund may be adversely affected by the performance of those securities and be subject to price volatility. In addition, if the Fund concentrates in a single industry or group of industries it may be more susceptible to any single economic, market, political or regulatory occurrence.

Derivatives

A derivative is a financial contract the value of which depends on, or is derived from, the value of an underlying asset such as a security or an index. The Fund may invest in stock index future contracts and other derivatives. Compared to conventional securities, derivatives can be more sensitive to changes in interest rates or to sudden fluctuations in market prices and thus the Fund's losses may be greater if it invests in derivatives than if it invests only in conventional securities.

Description of iShares FTSE Index Fund

iShares FTSE Index Fund

     .    iShares FTSE/Xinhua HK China 25 Index Fund

FTSE and Xinhua are registered trade marks. The FTSE/Xinhua HK China 25 Index has been licensed by FTSE/Xinhua Index Ltd. ("FXI") for use for certain purposes by Barclays Global Investors, N.A. The Fund, which is based on the FTSE/Xinhua HK China 25 Index, has not been passed on by FXI as to its legality or suitability, and is not issued, sponsored, endorsed, sold or promoted by FXI. FXI makes no warranties and bears no liability with respect to the Fund. FXI has no responsibility for and does not participate in the management of the Fund assets or sale of the Fund's shares.

iShares FTSE/Xinhua HK China 25 Index Fund

Cusip: ___________
Listing Exchange Trading Symbol: _______
Underlying Index: FTSE/Xinhua HK
China 25 Index
-------------------------------------------

Investment Objective

The iShares FTSE/Xinhua HK China 25 Index Fund (the "Fund") seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the FTSE/Xinhua HK China 25 Index (the "Index").

Principal Investment Strategy

The Index is designed to represent the performance of the mainland China equity market that is available to international investors. The Index consists of the largest 25 companies (based on full market value) that are considered representative of the mainland China equity market. All of the Index's component securities trade on the Hong Kong Stock Exchange and each security in the Index is a current constituent of the FTSE All-World Index. As of December 31, 2002 the Index's top three holdings were China Mobile, PetroChina and BOC Hong Kong (Holdings) and the Index's top three industries were Telecommunications, Oil & Gas and Transport. The Fund uses a Representative Sampling strategy to try to track the Index.

The Fund's top portfolio holdings can be found at www.iShares.com. Fund fact sheets provide information regarding the Fund's top holdings and may be requested by calling 1-800-iShares.

Principal Risks Specific to the Fund

.. The Fund is classified as "non-diversified." A non-diversified fund generally will hold fewer stocks than a diversified fund. As a result, the Fund is more susceptible to the risks associated with these particular companies, or to a single economic, political or regulatory occurrence.

.. Since foreign exchanges are open on days when the Fund does not price its shares, the value of the securities in the Fund's portfolio may change on days when shareholders may not be able to purchase or sell the Fund's shares.

.. Because the Fund's NAV is determined on the basis of US dollars, you may lose money if you invest in the Fund if the local currency of a foreign market depreciates against the US dollar, even if the local currency value of the Fund's holdings goes up.

.. An investment in the Fund involves risks similar to those of investing in a broad-based portfolio of equity securities traded on exchanges in the relevant foreign securities market, including market fluctuations caused by factors such as economic and political developments, changes in interest rates and perceived trends in stock prices. Investing in the Fund generally involves certain risks and considerations not typically associated with investing in a fund that invests in the securities of US issuers. The principal risk factors, which could decrease the value of your investment, are listed and described below:

     .   Less liquid and less efficient securities markets;

     .   Greater price volatility;

     .   Exchange rate fluctuations and exchange controls;

     .   Less publicly available information about issuers;

     .   The imposition of withholding or other taxes;

     . The imposition of restrictions on the expatriation of funds or other assets of the Fund;

     . Higher transaction and custody costs and delays and risks of loss attendant in settlement procedures;

     .   Difficulties in enforcing contractual obligations;

     .   Lesser levels of regulation of the securities markets;

     .   Different accounting, disclosure and reporting requirements;

     .   More substantial government involvement in the economy;

     .   Higher rates of inflation;

     . Greater social, economic, and political uncertainty and the risk of nationalization or expropriation of assets and risk of war;

     . The Fund's investment in common stock of foreign corporations may be in the form of foreign securities such as American Depositary Receipts ("ADRs") and Global Depository Receipts ("GDRs"). ADRs and GDRs are receipts, typically issued by a bank or trust company, which evidence ownership of underlying securities issued by a foreign corporation. Investment in ADRs and GDRs may be less liquid than the liquidity of the underlying shares in their primary trading market.

     . The stocks in the Index may underperform fixed income investments and stock market indices that track other markets, segments and sectors.

In addition to the principal risk factors referred to elsewhere in this prospectus, you may wish to consider other information which could affect the performance of the Fund. For example, although mainland China is becoming open to increased foreign investment, mainland China's economy is subject to significant government regulation, which may create political and economic uncertainty. The government of China has been making substantial investments to continue to develop a more market-based economy, but there can be no assurance these efforts will be successful. Although mainland China's gross national product has grown in recent years, there can be no assurance this growth will continue.

Performance Information

As of the date of this Prospectus, the Fund has been in operation for less than one full calendar year and therefore does not report its annual total returns in a bar chart and average annual total returns in a table.

Fees and Expenses

Most investors will buy and sell shares of the Fund through brokers. iShares are traded on the Listing Exchange.

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.*

     Shareholder Fees
               (fees paid directly from your investment, but see the Creation Transaction Fees
               and Redemption Transaction Fees discussion below)                                        None

     Annual Fund Operating Expenses
               (expenses that are deducted from the Fund's assets)**
               Management Fees                                                                        ______
               Distribution and Service (12b-1) Fees                                                  ______
               Other Expenses***
     --------------------------------------------------------------------------------------------------------
     Total Annual Fund Operating Expenses                                                             ______
     --------------------------------------------------------------------------------------------------------

                 * You will incur customary brokerage commissions when buying or selling shares of the Fund.

                ** Expressed as a percentage of average net assets.

               *** The Trust's Investment Advisory Agreement provides that BGFA will pay the operating expenses of the Trust, except interest expense and taxes (both expected to be de minimis), any future distribution fees or expenses and extraordinary expenses.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your iShares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on the assumptions, your costs would be:

                                               1 Year       3 Years

                                                $---         $----

Creation Transaction Fees and Redemption Transaction Fees

The Fund issues and redeems iShares at NAV only in large blocks of [50,000] shares or multiples thereof. As a practical matter, only institutions or large investors purchase or redeem these Creation Units. A standard creation transaction fee of $________ is charged to each purchaser of Creation Units. The fee is a single charge and will be the same regardless of the number of Creation Units purchased by an investor on the same day. The approximate value of a Creation Unit as of __________ was $_________. An investor who holds Creation Units and wishes to redeem them at NAV would also pay a Standard Redemption Fee of $________ on the date of such redemption(s), regardless of the number of Creation Units redeemed that day.* Investors who hold Creation Units will also pay the annual fund operating expenses described in the table above. Assuming an investment in a Creation Unit of $__________ and a 5% return each year, and assuming that the Fund's operating expenses remain the same, the total costs would be $_________ if the Creation Unit is redeemed after one year, $_________ if the Creation Unit is redeemed after three years.

* See Creations and Redemptions at the end of this Prospectus. If a Creation Unit is purchased or redeemed outside the usual process through the National Securities Clearing Corporation or for cash, a variable fee will be charged of up to four times the standard creation or redemption transaction fee.
**   To be determined.

Management

Investment Advisor

As investment advisor, BGFA has overall responsibility for the general management and administration of the Fund. BGFA provides an investment program for the Fund and manages the investment of its assets. BGFA uses teams of portfolio managers, investment strategists and other investment specialists. This team-approach brings together many disciplines and leverages BGFA's extensive resources. BGFA also arranges for transfer agency, custody, fund administration and all other non-distribution related services necessary for the Fund to operate.

Under the Investment Advisory Agreement, BGFA is responsible for all expenses of the Fund, including the cost of transfer agency, custody, fund administration, legal, audit and other services, except interest, taxes, brokerage commissions and other expenses connected with executions of portfolio transactions, any distribution fees or expenses and extraordinary expenses.

BGFA will receive fees from the Fund based on a rate of the Fund's average daily net assets, as shown in the following table.

iShares Index Fund                                              Management Fee
------------------                                              --------------
iShares FTSE/Xinhua HK China 25 Index Fund                           ____%

BGFA is located at 45 Fremont Street, San Francisco, CA 94105. It is a wholly-owned subsidiary of BGI, which in turn is an indirect subsidiary of Barclays Bank PLC. BGI, together with its affiliates, is the world's largest investment advisor of institutional investment assets. As of September 30, 2002, BGI and its affiliates, including BGFA, provided investment advisory services for assets in excess of $692 billion. BGI, BGFA, Barclays Global Investor Services, Barclays Bank and their affiliates deal, trade and invest for their own accounts in the types of securities in which the Fund's portfolio may also invest.

Administrator, Custodian and Transfer Agent

Investors Bank & Trust Company ("Investors Bank") is the administrator, custodian and transfer agent for the Fund.

Shareholder Information

Additional shareholder information, including how to buy and sell iShares of the Fund, is available free of charge by calling toll-free: 1-800-iShares or visiting our website www.iShares.com.

Buying and Selling iShares

iShares trade on an auction or negotiated market on the Listing Exchange during the trading day and can be bought and sold throughout the trading day like other shares of publicly traded securities. iShares may trade on a Listing Exchange until 4:15 (Eastern time) every day the Listing Exchange is open. There is no minimum investment. When buying or selling iShares through a broker, you will incur customary brokerage commissions and charges.

iShares may be acquired or redeemed directly from the Fund only in Creation Units or multiples thereof, as discussed in the Creations and Redemptions section.

iShares of the Fund trade under the ticker symbol listed in this Prospectus.

The Listing Exchange is generally open Monday through Friday and is closed on weekends and the following holidays: New Year's Day, Martin Luther King, Jr. Day, President's Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

Section 12(d)(1) of the Investment Company Act of 1940 restricts investments by registered investment companies in the securities of other investment companies, including iShares. The Fund may invest in shares of money market funds affiliated with BGFA.

Book Entry

iShares are held in book-entry form, which means that no stock certificates are issued. Depository Trust Company ("DTC") or its nominee, is the record owner of all outstanding iShares of the Fund and is recognized as the owner of all iShares for all purposes.

Investors owning iShares are beneficial owners as shown on the records of DTC or its participants. DTC serves as the securities depository for all iShares. Participants include DTC, securities brokers and dealers, banks, trust companies, clearing corporations and other institutions that directly or indirectly maintain a custodial relationship with DTC. As a beneficial owner of iShares, you are not entitled to receive physical delivery of stock certificates or to have iShares registered in your name, and you are not considered a registered owner of iShares. Therefore, to exercise any right as an owner of iShares, you must rely upon the procedures of DTC and its participants. These procedures are the same as those that apply to any securities that you hold in book entry or "street name" form.

iShare Prices

The trading prices of iShares on the Listing Exchange may differ in varying degrees from their daily NAVs and can be affected by market forces such as supply and demand, economic conditions and other factors. In addition, because the Fund invests in securities that primarily trade on a foreign exchange, and because such foreign exchange may be open on days when the Fund or a Listing Exchange is closed, shareholders may not be able to purchase or redeem iShares from the Fund or buy or sell iShares on the Listing Exchange on days when the NAV of the Fund is significantly affected by events in foreign markets.

The approximate value of iShares of the Fund will be disseminated by the Listing Exchange every fifteen seconds. This approximate value should not be viewed as a "real-time" update of the NAV per iShare of any Fund, because the approximate value may not be calculated in the same manner as the NAV, which is computed once a day. The Fund is not involved in, or responsible for, the calculation or dissemination of such amount and makes no warranty as to its accuracy.

Determining NAV

Investors Bank calculates the Fund's NAV in accordance with the standard formula for valuing mutual fund shares at the close of regular trading (normally 4:00 p.m. Eastern time) every day the American Stock Exchange is open. The formula calls for deducting all of a Fund's liabilities from the total value of its assets and dividing the result by the number of shares outstanding. Investors Bank values the securities at their current market prices. If such prices are not readily available, Investors Bank uses estimates of the securities' fair value in accordance with guidelines approved by the Trust's Board of Trustees.

Dividends and Distributions

The Fund pays out dividends to investors at least annually. The Fund distributes its net capital gains, if any, to investors annually.

Taxes

As with any investment, you should consider how your investment in iShares will be taxed. The tax information in this prospectus is provided as general information. You should consult your own tax professional about the tax consequences of an investment in iShares.

Unless your investment in iShares is made through a tax-exempt entity or tax-deferred retirement account, such as an IRA plan, you need to be aware of the possible tax consequences when:

..    The Fund makes distributions, and
..    You sell iShares.


Taxes on Distributions

Dividends from net investment income, if any, are declared and paid at least annually by each fund. In general, your distributions are subject to federal income tax for the year when they are paid. Certain dividends paid in January, however, may be treated as paid in the prior year. A distribution may be taxable to you as ordinary income or as capital gain.

Dividends paid out of the Fund's net investment income and net short-term capital gains, if any, are taxable as ordinary income. Distributions of net long-term capital gains, if any, in excess of net short-term capital losses are taxable as long-term capital gains, regardless of how long you have held the iShares.

Dividends and interest received by the Fund with respect to foreign securities may give rise to withholding and other taxes imposed by foreign countries. Tax conventions between certain countries and the United States may reduce or eliminate such taxes. Since more than 50% of the total assets of the iShares FTSE/Xinhua HK China 25 Index Fund will almost certainly consist of foreign stocks or securities, the Fund intends to "pass through" to you certain foreign income taxes (including withholding taxes) paid by the Fund. This means that you will be considered to have received as an additional dividend your share of such foreign taxes, but you may be entitled to either a corresponding tax deduction in calculating your taxable income, or, subject to certain limitations, a credit in calculating your federal income tax.

If you are a lawful permanent resident or citizen of the United States, by law, back-up withholding will apply to your distributions and proceeds if you have not provided a taxpayer identification number or social security number and made other required certifications.

Taxes when iShares are Sold

Currently, any capital gain or loss realized upon a sale of iShares is generally treated as long-term capital gain or loss if iShares have been held for more than one year and as short-term capital gain or loss if iShares have been held for one year or less.

The foregoing discussion summarizes some of the consequences under current federal tax law of an investment in the Fund. It is not a substitute for personal tax advice. You may also be subject to state and local taxation on Fund distributions, and sales of iShares. Consult your personal tax adviser about the potential tax consequences of an investment in iShares under all applicable tax laws.

Creations and Redemptions

The iShares that trade on a Listing Exchange are "created" at their NAV by market makers, large investors and institutions in block-size Creation Units of [50,000] iShares or more. Each "creator" enters into an authorized participant agreement with SEI Investments Distribution Co., the Fund's distributor, and deposits into the Fund a portfolio of securities closely approximating the holdings of the Fund and a specified amount of cash in exchange for a specified number of Creation Units, generally [50,000] iShares.

Similarly, iShares can only be redeemed in a specified number of Creation Units, generally [50,000] iShares, principally in-kind for a portfolio of securities held by the Fund and a specified amount of cash. Except when aggregated in Creation Units, iShares are not redeemable. The prices at which creations and redemptions occur are based on the next calculation of NAV after an order is received in a form proscribed in the authorized participant agreement.

Creations and redemptions must be made through a firm that is either a member of the Continuous Net Settlement System of the National Securities Clearing Corporation or a DTC Participant, and in each case, must have executed an agreement with the Distributor with respect to creations and redemptions of Creation Unit aggregations ("Participant Agreement"). Information about the procedures regarding creation and redemption of Creation Units is included in the Statement of Additional Information.

Because new iShares may be created and issued on an ongoing basis, at any point during the life of a Fund a "distribution," as such term is used in the Securities Act of 1933 (the "Securities Act"), may be occurring. Broker-dealers and other persons are cautioned that some activities on their part may, depending on the circumstances, result in their being deemed participants in a distribution in a manner that could render them statutory underwriters and subject to the prospectus-delivery and liability provisions of the Securities Act. Nonetheless, any determination of whether one is an underwriter must take into account all the relevant facts and circumstances of each particular case. Broker-dealers should also note that dealers who are not "underwriters," but are participating in a distribution (as contrasted to ordinary secondary transactions), and thus dealing with iShares that are part of an "unsold allotment" within the meaning of section 4(3)(C) of the Securities Act, would be unable to take advantage of the prospectus delivery exemption provided by
Section 4(3) of the Securities Act.

iShares Transaction Fees

The Fund will impose a purchase transaction fee and a redemption transaction fee to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units of iShares. Purchasers and redeemers of Creation Units of iShares for cash are required to pay an additional variable charge to compensate for brokerage and market impact expenses. The creation and redemption transaction fees for creations and redemptions in kind for the Fund are listed below. The standard creation transaction fee is charged to each purchaser on the day such purchaser creates a Creation Unit. The fee is a single charge and will be the amount indicated below regardless of the number of Creation Units purchased by an investor on the same day. BGFA may, from time to time, at its own expense, compensate purchasers of Creation Units who have purchased substantial amounts of Creation Units, and other financial institutions for administrative or marketing services. Similarly, the standard redemption transaction fee will be the amount indicated regardless of the number of Creation Units redeemed that day. The creation and redemption transaction fees for creations and redemptions made through DTC and for cash (when cash creations and redemptions are available or specified) will also be subject to an additional variable charge of up to a maximum of four times the amount shown below under "Maximum Creation/Redemption Transaction Fee." In addition, purchasers of iShares in Creation Units are responsible for payment of the costs of transferring the Deposit Securities to the Trust. Redeemers of iShares in Creation Units are responsible for the costs of transferring the Fund Securities from the Trust to their accounts or on their order. Investors who use the services of a broker or other such intermediary may pay fees for such services. The following table also shows, as of __________, the approximate cost of one Creation Unit, including the creation transaction fee.

                                                                         Standard      Maximum
                                                         Approximate     Creation/    Creation/
                                                         Value of a     Redemption   Redemption
                                                        Creation Unit  Transaction  Transaction
Name of Fund                                            as of _______       Fee          Fee
                                                                            ---          ---
iShares FTSE/Xinhua HK China 25 Index Fund               $__________      $______      $______

Possible Claim

In April 2002, the judge overseeing an ongoing action in the U.S. District Court for the Northern District of Illinois granted leave for a United States patentholder named Mopex, Inc. to amend its complaint to add the Trust, along with seven other parties, as a defendant. There are now a total of twenty defendants, including the Trust's investment advisor, other exchange traded funds, various fund service providers and market makers, and the Chicago Stock Exchange, Inc. In the action, the plaintiff alleges that the actions of the parties, now including the Trust, infringed the patent. In addition, the plaintiff alleges that the parties engaged in a "conspiracy" amongst themselves to infringe the patent. Although this is the only case to which the Trust has been named a party, this action is one of three involving related issues. The Trust believes it has valid defenses to all claims raised by the patentholder. However, a resolution of this case may impose increased costs on the Trust and thus raise the expense ratios of the Fund, adversely affecting performance.

Distribution

SEI Investments Distribution Co. serves as the distributor of Creation Units for the Fund on an agency basis. The Distributor does not maintain a secondary market in iShares. The Distributor's principal address is 1 Freedom Valley Drive, Oaks, PA 19456.

The Distributor has no role in determining the policies of the Fund or the securities that are purchased or sold by the Fund.

Financial Highlights

Financial highlights for the Fund are not presented as the Fund had not been in existence for a suitable reporting period as of the date of this Prospectus.

Index Provider

FXI is a Hong Kong incorporated, joint venture company between FTSE, the global index company, and Xinhua Financial News. The company was created to facilitate the development of real-time indices for the Chinese market that can be used as performance benchmarks and as a basis for index funds. FTSE Group is a world-leader in the creation and management of indexes. With offices in London, Frankfurt, Hong Kong, Madrid, Paris, New York and San Francisco, FTSE Group services clients in 77 countries worldwide. Xinhua Financial Network (XFN) is an independent financial information provider with unique access into China's markets. Founded in 2000, the company is backed by a select group of international investors and partners and is managed by a team of international business professionals recognized for their industry knowledge and proven leadership. XFN is based in Hong Kong and Beijing.

BGI has entered into a license agreement with FXI to use the Underlying Index. BGI is sub-licensing rights in the Underlying Index to iShares Trust at no charge.

Disclaimers

Neither the Fund nor iShares Trust is in any way sponsored, endorsed, sold or promoted by FTSE/Xinhua Index Limited ("FXI"), FTSE International Limited ("FTSE") or Xinhua Financial Network Limited ("Xinhua") or by the London Stock Exchange PLC (the "exchange") or by The Financial Times Limited ("FT") and neither FXI, FTSE, Xinhua nor exchange nor FT makes any warranty or representation whatsoever, expressly or impliedly, either as to the results to be obtained from the use of the FTSE/Xinhua China 25 Index ("the Index") and/or the figure at which the said Index stands at any particular time on any particular day or otherwise. The Index is compiled and calculated by or on behalf of FXI. However, neither FXI or FTSE or Xinhua or Exchange or FT shall be liable (whether in negligence or otherwise) to any person for any error in the Index and neither FXI, FTS, Xinhua or Exchange or FT shall be under any obligation to advise any person of any error therein.

"FTSE(TM)" is a trade mark jointly owned by the London Stock Exchange PLC and The Financial Times Limited. "Xinhua" is a service mark and trade mark of Xinhua Financial News Network Limited. All marks are licensed for use by FTSE/Xinhua Index Limited.

Neither FXI, any of its affiliates nor any other party involved in making or compiling the FTSE/Xinhua HK China 25 Index makes any representation or warranty, express or implied, to the owners of iShares or any member of the public regarding the advisability of investing in funds generally or in this Fund particularly or the ability of the FTSE/Xinhua HK China 25 Index to track general stock market performance. The FTSE/Xinhua HK China 25 Index is determined, composed and calculated by FXI without regard to the Fund. FXI has no obligation to take the needs of the Fund or the owners of iShares into consideration in determining, composing or calculating the FTSE/Xinhua HK China 25 Index. FXI is not responsible for and has not participated in the determination of the timing of, prices at, or quantities of the Fund to be issued or in the determination or calculation of the equation by which the Fund is redeemable for cash. Neither FXI, any of its affiliates nor any other party involved in making or compiling the FTSE/Xinhua HK China 25 Index has any obligation or liability to owners of this Fund in connection with the administration, marketing or trading of iShares.

Although FXI shall obtain information for inclusion in or for use in the calculation of the Index from sources which FXI considers reliable, neither
FXI, any of its affiliates nor any other party involved in making or compiling the FTSE/Xinhua HK China 25 Index guarantees the accuracy and or the completeness of the indexes or any data included therein. Neither FXI, any of its affiliates nor any other party involved in making or compiling the FTSE/Xinhua HK China 25 Index makes any warranty, express or implied, as to results to be obtained by licensee, licensee's customers and counterparties, owners of the funds, or any other person or entity from the use of the indexes or any data included therein in connection with the rights licensed hereunder or for any other use. Neither FXI, any of its affiliates nor any other party involved in making or compiling the FTSE/Xinhua HK China 25 Index shall have any liability for any errors, omissions or interruptions of or in connection with the indexes or any data included therein. Neither FXI, any of its affiliates nor any other party involved in making or compiling the FTSE/Xinhua HK China 25 Index makes any express or implied warranties, and FXI hereby expressly disclaims all warranties of merchantability or fitness for a particular purpose with respect to the indexes or any data included therein. Without limiting any of the foregoing, in no event shall FXI, any of its affiliates or any other party involved in making or compiling the FTSE/Xinhua HK China 25 Index have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

No purchaser, seller or holder of iShares, or any other person or entity, should use or refer to any FXI trade name, trademark or service mark to sponsor, endorse, market or promote this security without first contacting FXI to determine whether FXI's permission is required. Under no circumstances may any person or entity claim any affiliation with FXI without the prior written permission of FXI.

iShares are not sponsored, endorsed or promoted by the Listing Exchange. The Listing Exchange makes no representation or warranty, express or implied, to the owners of the iShares of any Fund or any member of the public regarding the ability of a fund to track the total return performance of the Underlying Index or the ability of the Underlying Index identified herein to track stock market performance. The Underlying Index identified herein are determined, composed and calculated by FXI without regard to the iShares of the Fund. The Listing Exchange is not responsible for, nor has it participated in, the determination of the compilation or the calculation of any index, nor in the determination of the timing of, prices of, or quantities of the iShares of the Fund to be issued, nor in the determination or calculation of the equation by which the iShares are redeemable. The Listing Exchange has no obligation or liability to owners of the iShares of the Fund in connection with the administration, marketing or trading of the iShares of the Fund.

The Listing Exchange does not guarantee the accuracy and/or the completeness of any indices or any data included therein. The Listing Exchange makes no warranty, express or implied, as to results to be obtained by iShares Trust on behalf of the Fund as licensee, licensee's customers and counterparties, owners of the iShares, or any other person or entity from the use of the subject indices or any data included therein in connection with the rights licensed as described herein or for any other use. The Listing Exchange makes no express or implied warranties, and hereby expressly disclaims all warranties of merchantability or fitness for a particular purpose with respect to the indices or any data included therein. Without limiting any of the foregoing, in no event shall the Listing Exchange have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

BGFA does not guarantee the accuracy and/or the completeness of the Underlying Index or any data included therein and BGFA shall have no liability for any errors, omissions, or interruptions therein.

BGFA makes no warranty, express or implied, as to results to be obtained by the Fund, owners of the iShares of the Fund, or any other person or entity from the use of the Index or any data included therein. BGFA makes no express or implied warranties, and expressly disclaims all warranties of merchantability or fitness for a particular purpose or use with respect to the Index or any data included therein. Without limiting any of the foregoing, in no event shall BGFA have any liability for any special, punitive, direct, indirect, or consequential damages (including lost profits), even if notified of the possibility of such damages.

Copies of the Prospectus can be found on our website at www.iShares.com. For more detailed information on the iShares Trust and iShares, you may request a copy of the Statement of Additional Information ("SAI").

The SAI provides detailed information about the Fund, and is incorporated by reference into this Prospectus. This means that the SAI, for legal purposes, is a part of this Prospectus.

If you have questions about the Fund or iShares or you wish to obtain the SAI free of charge, please:

         Call:    1-800-iShares
                  Monday through Friday
                  8:00 a.m. to 8:00 p.m. (Eastern time)

         Write:   iShares Trust
                  c/o SEI Investments Distribution Co.
                  1 Freedom Valley Drive
                  Oaks, PA 19456

Information about the Fund (including the SAI) can be reviewed and copied at the Securities and Exchange Commission's Public Reference Room in Washington, D.C., and information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-202-942-8090. Reports and other information about the Fund are available on the EDGAR Database on the Commission's Internet site at www.sec.gov, and copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following E-mail address: publicinfo@sec.gov, or by writing the Commission's Public Reference Section, Washington, D.C. 20549-0102.

No person is authorized to give any information or to make any representations about any Fund and its iShares not contained in this Prospectus and you should not rely on any other information. Read and keep the Prospectus for future reference.

                    Investment Company Act File No. 811-09729 iShares Trust
Statement of Additional Information for



iShares FTSE/Xinhua HK China 25 Index Fund











Dated [April __, 2003]

This Statement of Additional Information is not a Prospectus. It should be read in conjunction with the Prospectus dated [April __, 2003] (the "Prospectus") for the iShares FTSE/Xinhua HK China 25 Index Fund (the "Fund"), as it may be revised from time to time. Capitalized terms used herein that are not defined have the same meaning as in the Prospectus, unless otherwise noted. A copy of the Prospectus may be obtained without charge by writing to the Trust's Distributor, SEI Investments Distribution Co., at 1 Freedom Valley Drive, Oaks, PA 19456, calling 1-800-iShares or visiting www.ishares.com.

++++++++++++++++++++++++++++++++++++++++++++++++++++++++++++++++++++++++++++++++
+The information in this Statement of Additional Information is not complete + +and may be changed. A registration statement relating to these securities has +
+been filed with the Securities and Exchange Commission. The securities        +
+described herein may not be sold until the registration statement becomes + +effective and until after the Securities and Exchange Commission issues an + +exemptive order relating to such securities. This Statement of Additional + +Information is not an offer to sell or the solicitation of an offer to buy + +securities and is not soliciting an offer to buy these securities in any State+
+in which the offer, solicitation or sale would be unlawful.                   +
++++++++++++++++++++++++++++++++++++++++++++++++++++++++++++++++++++++++++++++++

Table of Contents

                                                                                                Page
                                                                                                ----
General Description of the Trust and its Funds .............................................      1
Exchange Listing and Trading ...............................................................      1
     Investment Strategies and Risks .......................................................      3
     Lack of Diversification of Certain Funds ..............................................      4
     Loans of Portfolio Securities .........................................................      4
     Repurchase Agreements .................................................................      5
     Reverse Repurchase Agreements .........................................................      5
     Currency Transactions .................................................................      5
     Money Market Instruments ..............................................................      6
     Foreign Securities ....................................................................      6
     Investment Companies, REITs ...........................................................      6
     Illiquid Securities ...................................................................      6
     Futures and Options ...................................................................      6
          Options on Futures Contracts .....................................................      7
          Restrictions on the Use of Futures Contracts and Options on Futures Contracts ....      7
     Swap Agreements .......................................................................      7
          Future Developments ..............................................................      7
     General Considerations and Risks ......................................................      8
     Risks of Futures and Options Transactions .............................................      8
     Risks of Swap Agreements ..............................................................      9
Construction and Maintenance Standards for the Underlying Index ............................      9
     Index Dissemination ...................................................................      9
FTSE/Xinhua HK China 25 Index ..............................................................     10
Investment Limitations .....................................................................     11
Continuous Offering ........................................................................     12
Management .................................................................................     13
Trustees and Officers ......................................................................     13
Remuneration of Trustees and Officers ......................................................     17
Investment Advisor .........................................................................     17
Administrator, Custodian and Transfer Agent ................................................     18
Distributor ................................................................................     18
Index Providers ............................................................................     19
Brokerage Transactions .....................................................................     19
Short-Term Instruments and Temporary Investments ...........................................     19
Additional Information Concerning the Trust ................................................     20
   Shares ..................................................................................     20
   Termination of the Trust or Fund ........................................................     20
   Book-Entry Only System ..................................................................     20
   DTC Acts as Securities Depository for the iShares .......................................     20
   Creation and Redemption of Creation Unit Aggregations ...................................     21
   Creation ................................................................................     21
   Fund Deposit ............................................................................     21
   Procedures for Creation of Creation Unit Aggregations ...................................     22

   Placement of Creation Orders for Foreign Funds ..................................    23
   Acceptance of Orders for Creation Unit Aggregations .............................    23
 Creation Transaction Fee ..........................................................    23
        Redemption of iShares in Creation Unit Aggregations ........................    24
        Redemption Transaction Fee .................................................    24
        Placement of Redemption Orders for Foreign Funds ...........................    25
Foreign Market Hours ...............................................................    26
        Regular Holidays ...........................................................    26
Settlement Periods Greater Than Seven Days for 2002 ................................    26
Taxes ..............................................................................    27
        Federal Tax Treatment of Futures and Options Contracts .....................    28
Determination of NAV ...............................................................    29
Dividends and Distributions ........................................................    29
        General Policies ...........................................................    29
        Dividend Reinvestment Service ..............................................    29
Performance and Other Information ..................................................    30
Financial Statements ...............................................................    31
Miscellaneous Information ..........................................................    31
        Counsel ....................................................................    31
        Independent Auditor ........................................................    31

                                                                         page ii
                                                                        i|Shares

General Description of the Trust and its Funds

The Trust currently consists of over 50 investment portfolios (each a "fund" and collectively the "funds"). The Trust was organized as a Delaware business trust on December 16, 1999 and is authorized to have multiple series or portfolios. The Trust is an open-end management investment company, registered under the Investment Company Act of 1940, as amended (the "1940 Act"). This Statement of Additional Information relates to the iShares FTSE/Xinhua HK China 25 Index Fund (the "Fund").

The shares of the Fund are referred to herein as "iShares."

The investment objective of the Fund is to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of a specified benchmark index (each an "Underlying Index") representing publicly traded equity securities of companies in a particular broad market, market segment, market sector or group of industries. The Fund is managed by Barclays Global Fund Advisors ("BGFA").

The Fund offers and issues iShares at their net asset value ("NAV") only in aggregations of a specified number of iShares (each a "Creation Unit" or a "Creation Unit Aggregation"), generally in exchange for a basket of equity securities included in its Underlying Index (the "Deposit Securities"), together with the deposit of a specified cash payment (the "Cash Component"). The iShares described in the Prospectus are listed and traded on national securities exchanges (a "Listing Exchange"). iShares also are listed and traded on certain non-U.S. Exchanges. The American Stock Exchange ("Listing Exchange"), Chicago Board Options Exchange ("CBOE"), the New York Stock Exchange, Inc. (the "NYSE"), the Stock Exchange of Hong Kong ("SEHK"), the Singapore Exchange ("SGX"), and the Swiss Stock Exchange ("SWX") are each referred to herein as a Listing Exchange. iShares currently trade on a Listing Exchange and other exchanges at market prices that may be below, at, or above NAV. iShares are redeemable only in Creation Unit aggregations, and, generally, in exchange for portfolio securities and a specified cash payment. Creation Units typically are a specified number of iShares, generally 50,000.

The Trust reserves the right to offer a "cash" option for creations and redemptions of iShares although it has no current intention of doing so. iShares may be issued in advance of receipt of Deposit Securities subject to various conditions including a requirement to maintain on deposit with the Trust cash at least equal to 125% of the market value of the missing Deposit Securities. See the Creation and Redemption of Creation Unit Aggregations section. In each instance of such cash creations or redemptions, transaction fees may be imposed that will be higher than the transaction fees associated with in-kind creations or redemptions. In all cases, such fees will be limited in accordance with the requirements of the Securities and Exchange Commission (the "SEC") applicable to management investment companies offering redeemable securities.

Unless otherwise specified, all references in this SAI to "dollars," "USD," "US$" or "$" are to United States Dollars and all references to "Yuan" are to Chinese Yuan. On October 31, 2002, the 4:00 p.m. buying rate in New York City for cable transfers payable in Yaun, as certified for customs purposes by the Federal Reserve Bank of New York, were Yuan 8.28 for each US $1.00. Some numbers in this SAI have been rounded. All U.S. Dollar equivalents provided in this SAI are calculated at the exchange rate prevailing on the date to which the corresponding foreign currency amount refers.

Exchange Listing and Trading

A discussion of exchange listing and trading matters associated with an investment in the Fund is contained in the Prospectus in the Overview and the Shareholder Information sections. The discussion below supplements, and should be read in conjunction with, such sections of the Prospectus.

iShares General Description of the Trust and its Funds                    page 1

There can be no assurance that the requirements of the Listing Exchange necessary to maintain the listing of iShares of any fund will continue to be met. The Listing Exchange may, but is not required to, remove the iShares of a fund from listing if (i) following the initial 12-month period beginning upon the commencement of trading of a fund, there are fewer than 50 beneficial owners of the iShares of a fund for 30 or more consecutive trading days; (ii) the value of the Underlying Index on which such fund is based is no longer calculated or available; or (iii) such other event shall occur or condition exist that, in the opinion of the Listing Exchange, makes further dealings on the Listing Exchange inadvisable. The Listing Exchange will remove the iShares of a fund from listing and trading upon termination of such fund.

As in the case of other publicly-traded securities, broker's commissions on transactions will be based on negotiated commission rates at customary levels.

The Trust reserves the right to adjust the stock prices of iShares in the future to maintain convenient trading ranges for investors. Any adjustments would be accomplished through stock splits or reverse stock splits, which would have no effect on the net assets of the applicable Fund.

page 2                                                                  i|Shares

Investment Strategies and Risks

The Fund seeks to achieve its objective by investing in common stocks that comprise the Underlying Index. The Fund operates as an index fund and will not be actively managed. Adverse performance of a security in the Fund's portfolio will ordinarily not result in the elimination of the security from the Fund's portfolio.

Some funds will engage in Replication, by which they hold substantially all of the securities of the Underlying Index in approximately the same proportions as reflected in the Underlying Index. Other funds will engage in Representative Sampling, which is investing in a representative sample of securities in the Underlying Index, selected by BGFA to have a similar investment profile as the Underlying Index. Securities selected have aggregate investment characteristics (based on market capitalization and industry weightings), fundamental characteristics (such as return variability, earnings valuation and yield) and liquidity measures similar to those of the relevant Underlying Index. Funds that use Representative Sampling generally do not hold all of the securities that are included in the relevant Underlying Index.

Funds that Use Replication            Funds that Use Representative Sampling
--------------------------            --------------------------------------
                                      iShares FTSE/Xinhua HK China 25 Index Fund

iShares Exchange Listing and Trading                                      page 3

At least 90% of the Fund's assets will be invested in securities in its Underlying Index. The Fund may also invest up to 10% of its assets in futures, options and swap contracts (in each case related to the Underlying Index and its component securities), cash and cash equivalents, as well as in securities not included in its Underlying Index if BGFA determines this to be appropriate in light of the Fund's investment objective and relevant investment constraints. The following examples illustrate the circumstances in which the Fund would hold securities not included in its Underlying Index. First, in order to reflect various corporate actions (such as mergers) and other changes in the Fund's Underlying Index (reconstitutions), the Fund may hold securities that are announced as additions to the Underlying Index prior to their actual date of inclusion in such index. Second, the Fund may hold securities that have been recently deleted from its Underlying Index due to various corporate actions and reconstitutions. Third, the Fund may invest in securities outside the Underlying Index when necessary to meet the diversification requirements of a regulated investment company under the Internal Revenue Code (the "Code"). In such cases, the securities outside the Underlying Index will be securities in the relevant market, market segment, market sector or group of industries tracked by such Index.

Representative Sampling is used for those funds where BGFA believes that Replication is not the most effective means to track the Underlying Index. The number of securities, liquidity of underlying securities, restrictions on the ownership of securities, high transaction expenses and other trading costs, and tax and other regulatory restrictions are among the factors which BGFA considers. Although Representative Sampling has been an effective means of approximating index performance in the past, it will not usually enable a fund to track the Underlying Index's performance with the accuracy achieved by Replication. Each fund will be reviewed regularly and adjusted, when necessary, to correlate with the relevant Underlying Index.

Lack of Diversification of Certain Funds. The following table sets forth the diversification status of the Fund.

 Diversified Funds                  Non-Diversified Funds
 -----------------                  ---------------------
                                    iShares FTSE/Xinhua HK China 25 Index Fund

With respect to 75% of a fund's total assets, a diversified fund does not invest more than 5% of its assets in securities of any one issuer (excluding cash and cash items, government securities, and securities of other investment companies). The remaining 25 percent of the fund's assets may be invested in any manner.

A "non-diversified" classification means that a fund is not limited by the 1940 Act with regard to the percentage of its assets that may be invested in the securities of a single issuer. A non-diversified fund may also concentrate its investments in a particular industry or group of industries, as noted in the descriptions of such fund. The securities of a particular issuer, or of issuers in particular industries, may dominate the Underlying Index of such a fund and, consequently, its investment portfolio. This may adversely affect its performance or subject its iShares to greater price volatility than that experienced by more diversified investment companies.

Each fund, however (whether diversified or non-diversified), intends to maintain the required level of diversification and otherwise conduct its operations so as to qualify as a "regulated investment company" for purposes of the Code, and to relieve the fund of any liability for federal income tax to the extent that its earnings are distributed to shareholders. Compliance with the diversification requirements of the Code severely limits the investment flexibility of certain funds and makes it less likely that such funds will meet their investment objectives.

Loans of Portfolio Securities. The Fund may lend its investment securities to approved borrowers. Barclays Global Investors, N.A. ("BGI") currently is seeking an exemptive order to serve as the Trust's securities lending agent. The Board of Trustees (the "Board" or the "Trustees") of the Trust has approved the selection of BGI as securities lending agent conditioned upon the receipt of an Order. Thus, it is expected that, following receipt of such order, BGI will be appointed as securities lending agent to the Trust. As such, BGI will share with the respective funds any net income earned on loans of portfolio securities. Any gain or loss on the market price of the securities loaned that might occur during the term of the loan would be for the account of the relevant fund. These loans cannot exceed 331/3% of a fund's total assets.

Approved borrowers are brokers, dealers, domestic and foreign banks, or other financial institutions that meet credit or other requirements as established by, and subject to, the review of the Board, so long as the terms, the structure and the aggregate amount of such loans are not inconsistent with the 1940 Act and the rules and regulations thereunder or interpretations of the SEC, which require that (i) the borrowers pledge and maintain with the Fund collateral consisting of cash, an irrevocable letter of credit issued by a bank, or securities issued or guaranteed by the U.S. Government having a value at all times of not less than 100% of the value of the securities loaned (on a "mark-to-market" basis); (ii) the loan be made subject to termination by the Fund at any time; and (iii) the Fund receives reasonable interest on the loan. Securities lending procedures approved by the Board will meet or exceed the requirements stated above and promulgated under the 1940 Act. From time to time, the Fund may return a

page 4                                                                  i|Shares
part of the interest earned from the investment of collateral received from securities loaned to the borrower and/or a third party that is unaffiliated with the Fund and that is acting as a finder.

Collateral from securities loaned to a borrower may be invested in high-quality money market instruments and other investment companies (including money market mutual funds advised by BGFA or otherwise affiliated with the Fund). The money-market instruments in which the Fund may invest include: (i) short-term obligations issued by the U.S. Government; (ii) negotiable certificates of deposit ("CDs"), fixed time deposits and bankers' acceptances of U.S. and foreign banks and similar institutions; (iii) commercial paper rated at the date of purchase "Prime-1" by Moody's Investors Service, Inc. ("Moody's") or "A-1+" or "A-1" by Standard & Poor's Rating Services, a division of the McGraw-Hill Companies, Inc. ("S&P") or, if unrated, of comparable quality as determined by BGFA; and (iv) repurchase agreements. CDs are short-term negotiable obligations of commercial banks. Time deposits are non-negotiable deposits maintained in banking institutions for specified periods of time at stated interest rates. Banker's acceptances are time drafts drawn on commercial banks by borrowers, usually in connection with international transactions. Investments of collateral from securities loaned to borrowers will not be counted in determining compliance with the investment strategies described herein under "Investment Strategies and Risks."

Repurchase Agreements. The Fund may enter into repurchase agreements with banks and securities dealers. Such transactions entail the purchase of securities with a simultaneous commitment to resell the securities to the bank or the dealer at an agreed-upon date and price, reflecting a market rate of interest unrelated to the coupon rate or maturity of the purchased securities. Should the Fund enter into a repurchase agreement, the Fund would maintain custody of the underlying securities prior to their repurchase. Thus, the obligation of the bank or the dealer to pay the repurchase price on the date agreed would be, in effect, secured by such securities. If the value of such securities were less than the repurchase price plus interest, the other party to the agreement would be required to provide additional collateral so that at all times the collateral is at least 100% of the repurchase price plus accrued interest. Default by or bankruptcy of a seller would expose the Fund to possible loss because of adverse market action, expenses or delays in connection with the disposition of the underlying obligations. The financial institutions with which the Fund may enter into repurchase agreements will be banks and non-bank dealers of U.S. Government Securities on the Federal Reserve Bank of New York's list of reporting dealers, if such banks and non-bank dealers are deemed creditworthy by BGFA. BGFA will continue to monitor creditworthiness of the seller under a repurchase agreement, and will require the seller to maintain the value of the securities subject to the agreement to equal at least 100% of the repurchase price (including accrued interest). In addition, BGFA will require that the value of this collateral, after transaction costs (including loss of interest) reasonably expected to be incurred on a default, be equal to or greater than 100% of the repurchase price (including accrued premium) provided in the repurchase agreement or the daily amortization of the difference between the purchase price and the repurchase price specified in the repurchase agreement. BGFA will mark-to-market daily the value of the securities. Under the 1940 Act, repurchase agreements are considered loans.

Reverse Repurchase Agreements. The Fund may enter into reverse repurchase agreements, which involve the sale of securities with an agreement to repurchase the securities at an agreed-upon price, date and interest payment and have the characteristics of borrowing. The securities purchased with the funds obtained from the agreement and securities collateralizing the agreement will have maturity dates no later than the repayment date. Generally the effect of such transactions is that the Fund can recover all or most of the cash invested in the portfolio securities involved during the term of the reverse repurchase agreement, while in many cases the Fund is able to keep some of the interest income associated with those securities. Such transactions are only advantageous if the Fund has an opportunity to earn a greater rate of interest on the cash derived from these transactions than the interest cost of obtaining the same amount of cash. Opportunities to realize earnings from the use of the proceeds equal to or greater than the interest required to be paid may not always be available and the Fund intends to use the reverse repurchase technique only when BGFA believes it will be advantageous to the Fund. The use of reverse repurchase agreements may exaggerate any interim increase or decrease in the value of the Fund's assets. The custodian bank will maintain a separate account for the Fund with securities having a value equal to or greater than such commitments. Under the 1940 Act, reverse repurchase agreements are considered loans.

Currency Transactions. The Fund does not expect to engage in currency transactions for the purpose of hedging against declines in the value of the Fund's currency. The Fund may enter into foreign currency forward and foreign currency futures contracts to facilitate local securities settlements or to protect against currency exposure in connection with its distributions to shareholders, but may not enter into such contracts for speculative purposes.

A forward currency contract is an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. A currency futures contract is a contract involving an obligation to deliver or acquire the specified amount of a specific currency, at a specified price and at a specified future time. Futures contracts may be settled on a net cash payment basis rather than by the sale and delivery of the underlying currency.

iShares Investment Strategies and Risks                                   page 5

Foreign exchange transactions involve a significant degree of risk and the markets in which foreign exchange transactions are effected are highly volatile, highly specialized and highly technical. Significant changes, including changes in liquidity prices, can occur in such markets within very short periods of time, often within minutes. Foreign exchange trading risks include, but are not limited to, exchange rate risk, maturity gap, interest rate risk, and potential interference by foreign governments through regulation of local exchange markets, foreign investment or particular transactions in foreign currency. If BGFA utilizes foreign exchange transactions at an inappropriate time or judges market conditions, trends or correlations incorrectly, foreign exchange transactions may not serve their intended purpose of improving the correlation of the Fund's return with the performance of the Underlying Index and may lower the Fund's return. The Fund could experience losses if the value of its currency forwards, options and futures positions were poorly correlated with its other investments or if it could not close out its positions because of an illiquid market. In addition, the Fund could incur transaction costs, including trading commissions, in connection with certain foreign currency transactions.

Money Market Instruments. The Fund may invest a portion of its assets in high-quality money market instruments on an ongoing basis to provide liquidity. The instruments in which the Fund may invest include: (i) short-term obligations issued by the U.S. Government; (ii) negotiable certificates of deposit ("CDs"), fixed time deposits and bankers' acceptances of U.S. and foreign banks and similar institutions; (iii) commercial paper rated at the date of purchase "Prime-1" by Moody's or "A-1+" or "A-1" by S&P or, if unrated, of comparable quality is determined by BGFA; and (iv) repurchase agreements. CDs are short-term negotiable obligations of commercial banks. Time deposits are non-negotiable deposits maintained in banking institutions for specified periods of time at stated interest rates. Banker's acceptances are time drafts drawn on commercial banks by borrowers, usually in connection with international transactions.

BGFA received an exemptive order from the SEC which permits the funds it manages, including the funds of the Trust, to invest in shares of money market funds affiliated with BGFA. Pursuant to this order, the funds are permitted to invest in shares of money market funds affiliated with BGFA for cash management purposes.

Foreign Securities. The Fund may purchase publicly traded common stocks of foreign corporations represented in the Underlying Index. The Fund's investment in common stock of foreign corporations represented in the Underlying Index may also be in the form of American Depositary Receipts ("ADRs") and Global Depositary Receipts ("GDRs"). ADRs and GDRs are receipts, typically issued by a bank or trust company, which evidence ownership of underlying securities issued by a foreign corporation.

Investing in the securities of foreign companies involves special risks and considerations not typically associated with investing in U.S. companies. These include differences in accounting, auditing and financial reporting standards, the possibility of expropriation or confiscatory taxation, adverse changes in investment or exchange control regulations, political instability which could affect U.S. investments in foreign countries, and potential restrictions of the flow of international capital. Foreign companies may be subject to less governmental regulation than U.S. companies. Moreover, individual foreign economies may differ favorably or unfavorably from the U.S. economy in such respects as growth of gross domestic product, rate of inflation, capital reinvestment, resource self-sufficiency and balance of payment positions.

Investment Companies, REITs. The Fund may invest in the securities of other investment companies (including money market funds) and real estate investment trusts to the extent allowed by law. Under the 1940 Act, the Fund's investment in investment companies is limited to, subject to certain exceptions, (i) 3% of the total outstanding voting stock of any one investment company, (ii) 5% of the Fund's total assets with respect to any one investment company and (iii) 10% of the Fund's total assets of investment companies in the aggregate. The Fund may invest its assets in securities of money market funds advised by BGFA or otherwise affiliated with the Fund.

Illiquid Securities. The Fund may invest up to an aggregate amount of 15% of its net assets in illiquid securities. Illiquid securities include securities subject to contractual or other restrictions on resale and other instruments that lack readily available markets.

Futures and Options. The Fund may enter into U.S. or foreign futures contracts, options and options on futures contracts. These futures contracts and options will be used to simulate full investment in the respective Underlying Index, to facilitate trading or to reduce transaction costs. Each Fund will only enter into futures contracts and options on futures contracts that are traded on a U.S. or foreign exchange. The Fund will not use futures or options for speculative purposes.

A call option gives a holder the right to purchase a specific security at a specified price ("exercise price") within a specified period of time. A put option gives a holder the right to sell a specific security at a specified price within a specified period of time. The initial purchaser of a call option pays the "writer" a premium, which is paid at the time of purchase and is retained by the

page 6                                                                  i|Shares
writer whether or not such option is exercised. The Fund may purchase put options to hedge its portfolio against the risk of a decline in the market value of securities held and may purchase call options to hedge against an increase in the price of securities it is committed to purchase. The Fund may write put and call options along with a long position in options to increase its ability to hedge against a change in the market value of the securities it holds or is committed to purchase.

Futures contracts provide for the future sale by one party and purchase by another party of a specified amount of a specific instrument or index at a specified future time and at a specified price. Stock index contracts are based on indices that reflect the market value of common stock of the firms included in the indices. The Fund may enter into futures contracts to purchase security indices when BGFA anticipates purchasing the underlying securities and believes prices will rise before the purchase will be made. Assets committed to futures contracts will be segregated by the custodian to the extent required by law.

Options on Futures Contracts. An option on a futures contract, as contrasted with the direct investment in such a contract, gives the purchaser the right, in return for the premium paid, to assume a position in the underlying futures contract at a specified exercise price at any time prior to the expiration date of the option. Upon exercise of an option, the delivery of the futures position by the writer of the option to the holder of the option will be accompanied by delivery of the accumulated balance in the writer's futures margin account that represents the amount by which the market price of the futures contract exceeds (in the case of a call) or is less than (in the case of a put) the exercise price of the option on the futures contract. The potential for loss related to the purchase of an option on a futures contract is limited to the premium paid for the option plus transaction costs. Because the value of the option is fixed at the point of sale, there are no daily cash payments by the purchaser to reflect changes in the value of the underlying contract; however, the value of the option changes daily and that change would be reflected in the NAV of the Fund. The potential for loss related to writing options is unlimited.

The Fund may purchase and write put and call options on futures contracts that are traded on a U.S. or foreign exchange as a hedge against changes in value of its portfolio securities, or in anticipation of the purchase of securities, and may enter into closing transactions with respect to such options to terminate existing positions. There is no guarantee that such closing transactions can be effected.

Restrictions on the Use of Futures Contracts and Options on Futures Contracts. In view of the above considerations, the Fund will comply with the following restriction when purchasing or selling futures. Aggregate initial margin and premiums that are required to establish positions other than those considered to be "bona fide hedging" by the Commodity Futures Trading Commission (the "CFTC") will not exceed 5% of the Fund's total market value after taking into account unrealized profits and unrealized losses on any such contracts it has entered into. In addition, the Fund will not purchase options to the extent that more than 5% of the value of the Fund's total assets would be invested in premiums on open put option positions.

Upon entering into a futures contract, the Fund will be required to deposit with the broker an amount of cash or cash equivalents in the range of approximately 5% to 7% of the contract amount (this amount is subject to change by the exchange on which the contract is traded). This amount, known as "initial margin", is in the nature of a performance bond or good faith deposit on the contract and is returned to the Fund upon termination of the futures contract, assuming all contractual obligations have been satisfied. Subsequent payments, known as "variation margin", to and from the broker will be made daily as the price of the index underlying the futures contract fluctuates, making the long and short positions in the futures contract more or less valuable, a process known as "marking-to-market." At any time prior to expiration of a futures contract, the Fund may elect to close the position by taking an opposite position, which will operate to terminate the Fund's existing position in the contract.

Swap Agreements. Swap agreements are contracts between parties in which one party agrees to make periodic payments to the other party based on the change in market value or level of a specified rate, index or asset. In return, the other party agrees to make periodic payments to the first party based on the return of a different specified rate, index or asset. Swap agreements will usually be done on a net basis, the Fund receiving or paying only the net amount of the two payments. The net amount of the excess, if any, of the Fund's obligations over its entitlements with respect to each swap is accrued on a daily basis and an amount of cash or high liquid securities having an aggregate value at least equal to the accrued excess is maintained in an account at the Trust's custodian bank.

The use of interest-rate and index swaps is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio security transactions. These transactions generally do not involve the delivery of securities or other underlying assets or principal.

Future Developments. The Board may, in the future, authorize the Fund to invest in securities contracts and investments other than those listed in this Statement of Additional Information and in the Prospectus, provided they are consistent with the Fund's investment objective and do not violate any investment restrictions or policies.

iShares Investment Strategies and Risks                                   page 7

General Considerations and Risks. A discussion of the risks associated with an investment in the Fund is contained in the Prospectus in the Principal Risk Factors Common to All Funds and the Shareholder Information sections. The discussion below supplements, and should be read in conjunction with, these sections of the Prospectus.

An investment in the Fund should be made with an understanding that the value of the Fund's portfolio securities may fluctuate in accordance with changes in the financial condition of the issuers of the portfolio securities, the value of common stocks in general and other factors that affect the market.

An investment in the Fund should also be made with an understanding of the risks inherent in an investment in equity securities, including the risk that the financial condition of issuers may become impaired or that the general condition of the stock market may deteriorate (either of which may cause a decrease in the value of the portfolio securities and thus in the value of iShares). Common stocks are susceptible to general stock market fluctuations and to volatile increases and decreases in value as market confidence and perceptions of their issuers change. These investor perceptions are based on various and unpredictable factors, including expectations regarding government, economic, monetary and fiscal policies, inflation and interest rates, economic expansion or contraction, and global or regional political, economic or banking crises.

Holders of common stocks incur more risk than holders of preferred stocks and debt obligations because common stockholders, as owners of the issuer, have generally inferior rights to receive payments from the issuer in comparison with the rights of creditors, or holders of debt obligations or preferred stocks. Further, unlike debt securities which typically have a stated principal amount payable at maturity (whose value, however, is subject to market fluctuations prior thereto), or preferred stocks, which typically have a liquidation preference and which may have stated optional or mandatory redemption provisions, common stocks have neither a fixed principal amount nor a maturity. Common stock values are subject to market fluctuations as long as the common stock remains outstanding.

Although most of the securities in the Underlying Index are listed on a national securities exchange, the principal trading market for some may be in the over-the-counter market. The existence of a liquid trading market for certain securities may depend on whether dealers will make a market in such securities. There can be no assurance that a market will be made or maintained or that any such market will be or remain liquid. The price at which securities may be sold and the value of the Fund's iShares will be adversely affected if trading markets for the Fund's portfolio securities are limited or absent, or if bid/ask spreads are wide.

Risks of Futures and Options Transactions. There are several risks accompanying the utilization of futures contracts and options on futures contracts. First, a position in futures contracts and options on futures contracts may be closed only on the exchange on which the contract was made (or a linked exchange). While the Fund plans to utilize futures contracts only if an active market exists for such contracts, there is no guarantee that a liquid market will exist for the contract at a specified time. Furthermore, because, by definition, futures contracts project price levels in the future and not current levels of valuation, market circumstances may result in a discrepancy between the price of the stock index future and the movement in the underlying Index. In the event of adverse price movements, the Fund would continue to be required to make daily cash payments to maintain its required margin. In such situations, if the Fund has insufficient cash, it may have to sell portfolio securities to meet daily margin requirements at a time when it may be disadvantageous to do so. In addition, the Fund may be required to deliver the instruments underlying future contracts it has sold.

The risk of loss in trading futures contracts or uncovered call options in some strategies (e.g., selling uncovered stock index futures contracts) is potentially unlimited. The Fund does not plan to use futures and options contracts in this way. The risk of a futures position may still be large as traditionally measured due to the low margin deposits required. In many cases, a relatively small price movement in a futures contract may result in immediate and substantial loss or gain to the investor relative to the size of a required margin deposit. The Fund, however, intends to utilize futures and options contracts in a manner designed to limit their risk exposure to levels comparable to direct investment in stocks.

Utilization of futures and options on futures by the Fund involves the risk of imperfect or even negative correlation to the Underlying Index if the index underlying the futures contract differs from the Underlying Index. There is also the risk of loss by the Fund of margin deposits in the event of bankruptcy of a broker with whom the Fund has an open position in the futures contract or option. The purchase of put or call options will be based upon predictions by BGFA as to anticipated trends, which predictions could prove to be incorrect.

Because the futures market imposes less burdensome margin requirements than the securities market, an increased amount of participation by speculators in the futures market could result in price fluctuations. Certain financial futures exchanges limit the amount of fluctuation permitted in futures contract prices during a single trading day. The daily limit establishes the maximum amount by which the price of a futures contract may vary either up or down from the previous day's settlement price at the end of

page 8                                                                  i|Shares
a trading session. Once the daily limit has been reached in a particular type of contract, no trades may be made on that day at a price beyond that limit. It is possible that futures contract prices could move to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of futures positions and subjecting the Fund to substantial losses. In the event of adverse price movements, the Fund would be required to make daily cash payments of variation margin.

Although the Fund intends to enter into futures contracts only if there is an active market for such contracts, there is no assurance that an active market will exist for the contracts at any particular time.

Risks of Swap Agreements. The risk of loss with respect to swaps generally is limited to the net amount of payments that the Fund is contractually obligated to make. Swap agreements are subject to the risk that the swap counterparty will default on its obligations. If such a default occurs, the Fund will have contractual remedies pursuant to the agreements related to the transaction. However, such remedies may be subject to bankruptcy and insolvency laws which could affect the Fund's rights as a creditor -- e.g., the Fund may not receive the net amount of payments that it contractually is entitled to receive.

Investments in Subject Equity Markets. A brief description of the equity market in which the Fund invests is provided below.

The Chinese Equity Markets

General Background. In the last 25 years China has experienced significant economic growth. China joined the World Trade Organization ("WTO") in 2001, after many years of diplomatic and political efforts. China's economic progress over the past quarter century has resulted in increased per capita incomes, a substantial rise in non-state sector activity and growing integration into the global economy.

Reporting, Accounting and Auditing. The mainland China reporting, accounting and auditing standards differ from U.S. standards. In general, Chinese corporations do not provide all of the disclosures required by U.S. law and accounting practice, and such disclosure may be less timely and less frequent than that required of U.S. corporations.

Size of Equity Markets. As of October 31, 2002, the total market capitalization of the mainland China equity markets was approximately US$14.5 billion.

Regional and Country-Specific Economic Considerations.

China. Mainland China's economy has gradually been transitioning from a centrally planned economy to a more market based economy. While the government continues to play a dominant role in the economy, the economic influence of individual citizens has been steadily increasing. Private enterprise continues to grow in place of the large state-owned enterprises and foreign investment continues to contribute to economic growth. In 2001, China entered the World Trade Organization as a result of its economic reform.

China's chief industries include iron and steel, cement, chemical fertilizers, footwear, toys, food processing, automobiles, consumer electronics, and telecommunications coal, machine building, armaments, textiles and apparel, and petroleum. China's main exports are machinery and equipment; textiles and clothing, footwear, toys and sporting goods, and mineral fuels. While China's main imports consists of machinery and equipment, mineral fuels, plastics, iron and steel, chemicals. In 2001, China's GDP was estimated at $5.56 trillion. GDP per capita was estimated to be $4,300 in year 2001. Agriculture and industry remained at approximately 17% and 49% of the GDP-composition by sector respectively.

Source:  CIA World Factbook

iShares Placement of Creation Orders                                      page 9

Construction and Maintenance Standards
for the Underlying Index

Index Dissemination. Bloomberg intends to provide approximate values of the iShares of the Fund every fifteen seconds. This approximate value should not be viewed as a "real-time" update of the NAV per iShare of the Fund, because it may not be calculated in the same manner as the NAV, which is computed once a day. The Fund is not involved in, or responsible for, the calculation or dissemination of such amount and make no warranty as to its accuracy.

Brief descriptions of the Underlying Index on which the Fund is based and the equity markets in which the Fund is invested are provided below.

The FTSE/Xinhua HK China 25 Index

Index Description. The FTSE/Xinhua HK China 25 Index is designed to represent the performance of the mainland China equity market that is available to international investors. The FTSE/Xinhua HK China 25 Index consists of the largest 25 companies (based on full market value) that are considered representative of the mainland China equity market and that trade on the Hong Kong Stock Exchange.

Component Selection Criteria. The FTSE/Xinhua HK China 25 Index is primarily rule-based but monitored by a governing committee. The Secretary to the FTSE/Xinhua HK China 25 Index Committee is responsible for conducting the quarterly review of constituents for the FTSE/Xinhua HK China 25 Index and will recommend to the FTSE/Xinhua HK China 25 Index Committee any constituents to be inserted or deleted as part of the quarterly review. All eligible securities will be ranked by their current full market capitalizations.

Eligibility. Each security included in the Index will be a current constituent of the FTSE All-World Index. All classes of equity securities in issue are eligible for inclusion in the FTSE/Xinhua HK China 25 Index subject to conforming with free-float restrictions.

Float-Adjusted Market Capitalization. When calculating index weights, individual constituents' shares held by governments, corporations, strategic partners, or other control groups are excluded from the company's shares outstanding. Shares owned by other companies are also excluded regardless of whether they are index constituents.

In countries with regulated environments, where a foreign investment limit exists at the sector or company level, the constituent's weight will reflect either the foreign investment limit or the percentage float, whichever is the more restrictive.

Liquidity. Stocks are ranked according to liquidity measured by dollar value traded. Value traded and float turnover are also analyzed on a monthly basis to ensure ample liquidity.

Fundamental Analysis. The financial and operating condition of a company are rigorously analyzed. Keeping in mind the goal of minimizing index turnover, the financial stability of index constituents is a major consideration.

Index Maintenance and Issue Changes. The FTSE/Xinhua HK China 25 Index Committee is responsible for undertaking the review of the FTSE/Xinhua HK China 25 Index and for approving changes of constituents. The FTSE Global Classification Committee is responsible for the industry classification of constituents of the FTSE/Xinhua HK China 25 Index within the FTSE Global Classification System. The FTSE Global Classification Committee may approve changes to the FTSE Global Classification System and Management Rules. FTSE/Xinhua appoint the Chairman and Deputy Chairman of the FTSE/Xinhua

page 10                                                                 i|Shares

HK China 25 Index Committee. The Chairman, or in his absence Deputy Chairman, will chair meetings of the Committee and will represent that Committee outside meetings. The Chairman and Deputy Chairman of the FTSE/Xinhua HK China 25 Index Committee are collectively responsible for approving constituent changes to the FTSE/Xinhua HK China 25 Index between meetings of the Committee on advice from the the Secretary to the Committee and as permitted and as specified by the Ground Rules. Adjustments to reflect a major change in the amount or structure of a constituent company's issued capital will be made before the start of the index calculation on the day on which the change takes effect. Adjustments to reflect less significant changes will be implemented before the start of the index calculation on the day following the announcement of the change. All adjustments are made before the start of the index calculations on the day concerned, unless market conditions prevent this.

Additions. A company will be inserted into the FTSE/Xinhua HK China 25 Index at the periodic review if it rises to 15th position or above when the eligible companies are ranked by full market value before the application of any investibility weightings.

Deletions. A company in the FTSE/Xinhua HK China 25 Index will be deleted at the periodic review if it falls to 36th position or below when the eligible companies are ranked by full market value.

Revisions to the Float Adjustments. The FTSE/Xinhua HK China 25 Index is periodically reviewed quarterly for changes in free float. These reviews will coincide with the quarterly reviews undertaken of the Index. Implementation of any changes will be after the close of the index calculation on the third Friday in January, April, July and October.

Quarterly Index Rebalancing. A constituent's free float will also be reviewed and adjusted if necessary following a corporate event. If the corporate event includes a corporate action which affects the index, any change in free float will be implemented at the same time as the corporate action. If there is no corporate action, the change in free float will be applied as soon as practicable after the corporate event. Following the application of an initial free float restriction, a constituent's free float will only be changed if its actual free float is more than 5 percentage points above the minimum or 5 percentage points below the maximum of an adjacent band.

Index Availability. The FTSE/Xinhua HK China 25 Index is calculated in real time and published every minute. It is distributed through Reuters and Thomson Financial and made available to other international data vendors. Daily values are also made available to major newspapers and can be found at the FTSE Index Services web site: www.ftse.com.

Real-Time Calculation. The FTSE/Xinhua HK China 25 Index uses actual trade prices for securities with local stock exchange quotations. Reuters real-time spot currency rates are used in the index calculation. The FTSE/Xinhua HK China 25 Index receives share prices and currency spot rates in real time and is published every minute during the index period (09:15 -16:00 Local Hong Kong
Time) or (17:15 - 24:00 U.S. PDT).

The FTSE/Xinhua HK China 25 Index will not be calculated on January 1st or December 25th.

Exchange Rates and Pricing. Foreign exchange rates used in the calculation of the FTSE/Xinhua HK China 25 Index are Reuter's real-time spot rates. The FTSE/Xinhua HK China 25 Index is calculated in Hong Kong Dollars. Non Hong Kong Dollar denominated constituent prices are converted to Hong Kong Dollars in order to calculate the Index. The foreign exchange rates received form Reuters at the closing time of the Index are used to calculate the final Index levels and are termed the "closing FTSE/Xinhua HK China 25 foreign rates.

Inception Date. The inception date of the FTSE/Xinhua HK China 25 is November 25, 2002.

Investment Limitations

The Board has adopted as fundamental policies the investment restrictions, numbered one through six below. These restrictions cannot be changed with respect to the Fund without the approval of the holders of a majority of the Fund's outstanding voting securities. A vote of a majority of the outstanding voting securities is defined in the 1940 Act as the lesser of (a) 67% or more of the voting securities present at a fund meeting, if the holders of more than 50% of the outstanding voting securities are present or represented by proxy, or (b) more than 50% of outstanding voting securities.

The Fund will not:

1. Concentrate its investments (i.e., hold 25% or more of its total assets in the stocks of a particular industry or group of industries), except that the Fund will concentrate to approximately the same extent that its Underlying Index concentrates in the stocks of such particular industry or group of industries. For purposes of this limitation, securities of the U.S. Government (including its agencies and instrumentalities), repurchase agreements collateralized by U.S. Government

iShares Placement of Creation Orders                                     page 11
     securities, and securities of state or municipal governments and their political subdivisions are not considered to be issued by members of any industry.

2. Borrow money, except that (i) the Fund may borrow from banks for temporary or emergency (not leveraging) purposes, including the meeting of redemption requests which might otherwise require the untimely disposition of securities, and (ii) the Fund may, to the extent consistent with its investment policies, enter into repurchase agreements, reverse repurchase agreements, forward roll transactions and similar investment strategies and techniques. To the extent that it engages in transactions described in (i) and (ii), the Fund will be limited so that no more than 33 1/3% of the value of its total assets (including the amount borrowed) valued at the time the borrowing is made, is derived from such transactions.

3. Issue "senior securities" as defined in the 1940 Act and the rules, regulations and orders thereunder, except as permitted under the 1940 Act and the rules, regulations and orders thereunder.

4. Make loans. This restriction does not apply to: (i) the purchase of debt obligations in which the Fund may invest consistent with its investment objectives and policies; (ii) repurchase agreements and reverse repurchase agreements; and (iii) loans of its portfolio securities, to the fullest extent permitted under the 1940 Act.

5. Purchase or sell real estate, real estate mortgages, commodities or commodity contracts, but this restriction shall not prevent the Fund from trading in futures contracts and options on futures contracts (including options on currencies to the extent consistent with the Fund's investment objective and policies).

6. Engage in the business of underwriting securities issued by other persons, except to the extent that the Fund may technically be deemed to be an underwriter under the Securities Act of 1933, as amended (the "Securities Act"), in disposing of portfolio securities.

In addition to the investment restrictions adopted as fundamental policies, set forth above, the Fund will not invest in the securities of a company for the purpose of exercising management or control or purchase or otherwise acquire any illiquid security, except as permitted under the 1940 Act, which currently permits up to 15% of the Fund's net assets to be invested in illiquid securities.

For purposes of the percentage limitation on the Fund's investments in illiquid securities, foreign equity securities, though not registered under the Securities Act of 1933, are not deemed illiquid with respect to the Fund if they are otherwise readily marketable. Such securities ordinarily are considered to be "readily marketable" if they are traded on an exchange or another organized market and are not legally restricted from sale by the Fund. BGFA monitors the liquidity of restricted securities in the Fund's portfolio. In reaching liquidity decisions, BGFA considers the following factors:

..    The frequency of trades and quotes for the security;

..    The number of dealers wishing to purchase or sell the security and the number of other potential purchasers;

..    Dealer undertakings to make a market in the security; and

..    The nature of the security and the nature of the marketplace in which it trades (e.g., the time needed to dispose of the security, the method of soliciting offers and the mechanics of transfer).

If any percentage restriction described above is complied with at the time of an investment, a later increase or decrease in percentage resulting from a change in values of assets will not constitute a violation of such restriction.

Continuous Offering

The method by which Creation Unit Aggregations of iShares are created and traded may raise certain issues under applicable securities laws. Because new Creation Unit Aggregations of iShares are issued and sold by the Fund on an ongoing basis, at any point a "distribution", as such term is used in the Securities Act, may occur. Broker-dealers and other persons are cautioned that some activities on their part may, depending on the circumstances, result in their being deemed participants in a distribution in a manner which could render them statutory underwriters and subject them to the Prospectus-delivery requirement and liability provisions of the Securities Act.

page 12                                                                 i|Shares

For example, a broker-dealer firm or its client may be deemed a statutory underwriter if it takes Creation Unit Aggregations after placing an order with the Distributor, breaks them down into constituent iShares, and sells such iShares directly to customers, or if it chooses to couple the creation of a supply of new iShares with an active selling effort involving solicitation of secondary market demand for iShares. A determination of whether one is an underwriter for purposes of the Securities Act must take into account all the facts and circumstances pertaining to the activities of the broker-dealer or its client in the particular case, and the examples mentioned above should not be considered a complete description of all the activities that could lead to a categorization as an underwriter.

Broker-dealer firms should also note that dealers who are not "underwriters" but are effecting transactions in iShares, whether or not participating in the distribution of iShares, are generally required to deliver a Prospectus. This is because the Prospectus delivery exemption in Section 4(3) of the Securities Act is not available in respect of such transactions as a result of Section 24(d) of the 1940 Act. Firms that incur a Prospectus-delivery obligation with respect to iShares are reminded that, under the Securities Act Rule 153, a Prospectus-delivery obligation under Section 5(b)(2) of the Securities Act owed to an exchange member in connection with a sale on the Listing Exchange is satisfied by the fact that the Prospectus is available at the Listing Exchange upon request. The Prospectus delivery mechanism provided in Rule 153 is only available with respect to transactions on an exchange.

Management

The following information supplements and should be read in conjunction with the section in the Prospectus entitled Management.

Trustees and Officers. The Board of Trustees has responsibility for the overall management and operations of the Trust, including general supervision of the duties performed by BGFA and other service providers. Each Trustee serves until his or her successor is duly elected and qualified.

iShares Trust, iShares, Inc., Barclays Global Investors Funds and Master Investment Portfolio are considered to be members of the same fund complex, as defined in Form N-1A under the 1940 Act. Each Trustee also serves as a Director for iShares, Inc. and oversees 78 portfolios within the fund complex. In addition, Richard K. Lyons serves as a Trustee for Barclays Global Investors Funds and Master Investment Portfolio and oversees 100 portfolios within the fund complex.

                                                                Interested Trustees
        ---------------------------------------------------------------------------------------------------------------------------
                                      Position(s), Length    Principal Occupation(s) During
           Name, Age and Address          of Service                    Past 5 Years                   Other Directorships Held
        ---------------------------------------------------------------------------------------------------------------------------
         *Garrett F. Bouton (56)      Trustee (since        Managing Director and Chief           Chairman of the Board of
         Barclays Global Investors    January 1, 2002),     Executive Officer (since 1999) for    Directors (since 1998) of  BGFA;
         45 Fremont Street            Chairman (since       Barclays Global Investors, N.A.       Director (since 1998) of BGI;
         San Francisco, CA 94105      February 28, 2002)    ("BGI") Global Individual Investor    Director of various Barclays
                                      and President         Business; Global H.R. Director        subsidiaries (since 1997).
                                                            (from 1996-1999) for BGI.

         *Nathan Most (88)            Trustee (since        Consultant to BGI (1998-present),     None.
         P.O. Box 193                 December 16, 1999)    American Stock Exchange (1996-
         Burlingame, CA 94011                               2000) and the Hong Kong Stock
                                                            Exchange (1998 to present);
                                                            Consultant to the Amsterdam Stock
                                                            Exchange (1997-1998); Consultant
                                                            to the Pacific Stock Exchange
                                                            (1997-1998); Formerly Senior Vice
                                                            President American Stock
                                                            Exchange (New Product
                                                            Development) (1976-1996).
        ---------------------------------------------------------------------------------------------------------------------------

* Garrett F. Bouton and Nathan Most are deemed to be "interested persons" (as defined in the 1940 Act) of the Trust due to their affiliations with BGFA, the Fund's investment advisor and BGI, the parent company of BGFA.

                                                                Independent Trustees
        ---------------------------------------------------------------------------------------------------------------------------
                                      Position(s), Length    Principal Occupation(s) During
           Name, Age and Address          of Service                    Past 5 Years                   Other Directorships Held
        ---------------------------------------------------------------------------------------------------------------------------
         John B. Carroll (65)         Trustee (since        Retired Vice President of             Trustee and member of the
         520 Main Street              January 1, 2002)      Investment Management (1984-          Executive Committee (since 1991)

iShares Placement of Creation Orders                                     page 13

        ---------------------------------------------------------------------------------------------------------------------------
         Ridgefield, CT 06877                               2000) of Verizon Corporation;         of The Common Fund
                                                            Advisory Board member of              Institutional Funds, a non-profit
                                                            Ibbotson Associates (1992-1998);      organization; Member of the
                                                            former Vice Chairman and              Board of Managers of JP Morgan
                                                            Executive Committee Member            Private Equity Funds.
                                                            (1994-1998) of the Committee on
                                                            Investment of Employee Benefit
                                                            Assets of the Financial Executive
                                                            Institute.

         Richard K. Lyons (41)        Trustee (since        Professor, University of California,  Board of Trustees: Matthews
         Haas School of Business,     February 15, 2000)    Berkeley: Haas School of Business     Asian Funds since 1995 (oversees
         UC Berkeley                                        (since 1993); Consultant for IMF      6 portfolios).
         Berkeley, CA 94720                                 World Bank, Federal Reserve
                                                            Bank, and Citibank N.A. (since
                                                            2000).

page 14                                                                 i|Shares

                                                         Independent Trustees (continued)
        ---------------------------------------------------------------------------------------------------------------------------
                                        Position(s), Length    Principal Occupation(s) During
           Name, Age and Address            of Service                    Past 5 Years                   Other Directorships Held
        ---------------------------------------------------------------------------------------------------------------------------
          George C. Parker (61)         Trustee (since        Dean Witter Distinguished             Board of Directors: Affinity
          Graduate School of Business   February 15, 2000)    Professor of Finance (since 1994);    Group (since 1998); Bailard,
          (Room K301)                                         Associate Dean for Academic           Biehl and Kaiser, Inc. (since
          Stanford University                                 Affairs, Director of MBA Program,     1985); California Casualty
          521 Memorial Way                                    and Professor, Stanford University:   Group of Insurance Companies
          Stanford, CA 94305                                  Graduate School of Business           (since 1978); Continental
                                                              (1993-2001).                          Airlines, Inc. (since 1996);
                                                                                                    Community First Financial
                                                                                                    Group (since 1995);
                                                                                                    Dresdner/RCM Mutual Funds
                                                                                                    (1994-2002); Tyon Ranch
                                                                                                    Company (since 1999).

          W. Allen Reed (54)            Trustee (since      President and Chief Executive           Director (since 1994) of
          General Motors Investment     January 1, 2002)    Officer (since 1994) of General         General Motors Investment
          Management Corp.                                  Motors Investment Management            Management Corporation;
          767 Fifth Avenue                                  Corporation.                            Director (1995-1998) of
          New York, NY 10153                                                                        Taubman Centers, Inc. (a
                                                                                                    real estate investment
                                                                                                    trust); Director (since 1992)
                                                                                                    of FLIR Systems (an imaging
                                                                                                    technology company); Director
                                                                                                    (since 1994) of General Motors
                                                                                                    Acceptance Corporation;
                                                                                                    Director (since 1994) of GMAC
                                                                                                    Insurance Holdings, Inc.;
                                                                                                    Director (since 1995) of
                                                                                                    Global Emerging Markets Fund;
                                                                                                    Director (since 2000) of
                                                                                                    Temple Inland Industries;
                                                                                                    Chairman (since 1995) of the
                                                                                                    Investment Advisory Committee
                                                                                                    of Howard Hughes Medical
                                                                                                    Institute.
        ---------------------------------------------------------------------------------------------------------------------------

                                                           Officers who are not Trustees
        ---------------------------------------------------------------------------------------------------------------------------
                                        Position(s), Length    Principal Occupation(s) During
           Name, Age and Address            of Service                    Past 5 Years                   Other Directorships Held
        ---------------------------------------------------------------------------------------------------------------------------
          Lee T. Kranefuss (39)         Vice President        Chief Executive Officer of the        Board of Trustees for Barclays
          Barclays Global Investors                           Individual Investor Business of       Global Investors Funds and
          45 Fremont Street                                   BGI; The Boston Consulting Group      Master Investment Portfolios
          San Francisco, CA 94105                             (until 1997).                         (since 2001).

          Michael Latham (36)           Secretary, Treasurer  Director of Mutual Fund Delivery      None.
          Barclays Global Investors     and Principal         in the U.S. Individual Investor
          45 Fremont Street             Financial Officer     Business of BGI (since 2000);
          San Francisco, CA 94105                             Head of Operations, BGI Europe
                                                              (1997-2000).

          Donna M. Rogers (36)          Assistant Treasurer   Senior Director (formerly             None.
          Investors Bank & Trust Co.                          Director), Mutual Fund
          200 Clarendon Street                                Administration at Investors
          Boston, MA 02116                                    Bank & Trust Company ("IBT")
                                                              (since 1994).

          Jeffrey J. Gaboury (33)       Assistant Treasurer   Director (formerly Manager),          None.
          Investors Bank & Trust Co.                          Mutual Fund Administration,
          200 Clarendon Street                                Reporting and Compliance,
          Boston, MA 02116                                    IBT (since 1996).

          Susan C. Mosher (47)          Assistant Secretary   Senior Director & Senior              None.
          Investors Bank & Trust Co.                          Counsel, Mutual Fund
          200 Clarendon Street                                Administration, IBT (since
          Boston, MA 02116                                    1995).

          Sandra I. Madden (36)         Assistant Secretary   Associate Counsel, Mutual             None.
          Investors Bank & Trust Co.                          Fund Administration, IBT
          200 Clarendon Street                                (since 1999); Associate,
          Boston, MA 02116                                    Scudder Kemper Investments,
                                                              Inc. (1996-1999).

iShares Placement of Creation Orders                                     page 15

          Lois Towers (52)              Assistant Vice        US Compliance Officer, BGI            None.
          Barclays Global Investors     President-AML         (since 1999).
          45 Fremont Street             Compliance Officer
          San Francisco, CA 94105

The following table sets forth, as of December 31, 2002, the dollar range of equity securities beneficially owned by each Trustee in the funds and in other registered investment companies overseen by the Trustee within the same family of investment companies as the Trust.

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                  Aggregate Dollar Range of Equity
                                                                                                    Securities in All Registered
                                                                                                   Investment Companies Overseen by
                                                                                                    Trustee in Family of Investment
   Name of Trustee                Dollar Range of Equity Securities in the Funds                              Companies
------------------------------------------------------------------------------------------------------------------------------------
Garrett F. Bouton



------------------------
Nathan Most
------------------------
John B. Carroll
------------------------
Richard K. Lyons
------------------------
George G.C. Parker









------------------------
W. Allen Reed
------------------------

The following table sets forth, as of December 31, 2002, for each Trustee and his immediate family members, ownership of securities in the Trust's investment adviser, principal underwriter, or any person, other than an investment company, directly or indirectly controlling, controlled by, or under common control with the Trust's investment adviser or principal underwriter.

-----------------------------------------------------------------------------------------------------------------------------------
                         Name of Owners and
                          Relationship to
  Name of Trustee             Trustee                Company               Title of Class   Value of Securities   Percent of Class
-----------------------------------------------------------------------------------------------------------------------------------
Garrett F. Bouton
-----------------------------------------------------------------------------------------------------------------------------------
Nathan Most
-----------------------------------------------------------------------------------------------------------------------------------
John B. Carroll
-----------------------------------------------------------------------------------------------------------------------------------
Richard K. Lyons
-----------------------------------------------------------------------------------------------------------------------------------
George G.C. Parker
-----------------------------------------------------------------------------------------------------------------------------------
W. Allen Reed
-----------------------------------------------------------------------------------------------------------------------------------

Committees of the Trust. Each Independent Trustee of the Trust serves on the Audit and Nominating Committees of the Trust. The purposes of the Audit Committee are to assist the Board of Trustees (1) in its oversight of the Trust's accounting and financial reporting principles and policies and related controls and procedures maintained by or on behalf of the Trust; (2) in its oversight of the Trust's/Company's financial statements and the independent audit thereof; (3) in selecting, evaluating and, where deemed appropriate, replacing the independent accountants (or nominating the independent accountants to be proposed for shareholder approval in any proxy statement); and (4) in evaluating the independence of the independent accountants. The Audit Committee of the Trust met four times during calendar year ended December 31, 2002.

page 16                                                                 i|Shares

The Nominating Committee nominates individuals for Independent Trustee membership on the Board of Trustees. The Nominating Committee evaluates candidates' qualifications for board membership, including their independence from the investment adviser and other principal service providers and the potential effects of any other relationship that might impair the independence of a candidate. In addition, the Nominating Committee periodically reviews the composition of the Board of Trustees to determine whether it may be appropriate to add individuals with different backgrounds or skills from those already on the Board of Trustees. The Nominating Committee met once during the calendar year ended December 31, 2002.

Remuneration of Trustees and Officers. The Trust pays each Trustee an annual fee of $50,000 plus a per meeting fee of $500 for meetings of the Board attended by the Trustee. The Trust also reimburses each Trustee for travel and other out-of-pocket expenses incurred by him/her in connection with attending such meetings.

The table below sets forth the compensation paid to each Trustee during the calendar year ended December 31, 2002:

                                  Aggregate       Pension or
                                  Estimated       Retirement                          Total Estimated
                                 Compensation  Benefits Accrued   Estimated Annual     Compensation
                                   from the    As Part of Trust     Benefits Upon      From the Fund
Name of Trustee                     Trust         Expenses**        Retirement**     and Fund Complex*
---------------                     -----         ----------        ------------     -----------------
Garrett F. Bouton .............    $     0          N/A                  N/A             $     0
John B. Carroll ...............    $65,000          N/A                  N/A             $65,000
Richard K. Lyons ..............    $65,000          N/A                  N/A             $65,000
Nathan Most ...................    $25,000          N/A                  N/A             $25,000
George G.C. Parker ............    $65,000          N/A                  N/A             $65,000
W. Allen Reed .................    $65,000          N/A                  N/A             $65,000

* Includes compensation as Director of iShares, Inc., an investment company with 22 investment portfolios also advised by BGFA.
** No Trustee or Officer is entitled to any pension or retirement benefits from the Trust.

No Trustee or Officer is entitled to any pension or retirement benefits from the Trust.

Investment Advisor. BGFA serves as investment advisor to the Fund pursuant to an Investment Advisory Agreement between the Trust and BGFA. BGFA is a California corporation indirectly owned by Barclays Bank PLC and is registered as an investment advisor under the Investment Advisers Act of 1940 (the "Advisers Act"). Under the Investment Advisory Agreement, BGFA, subject to the supervision of the Board and in conformity with the stated investment policies of the Fund, manages and administers the Trust and the investment of the Fund's assets. BGFA is responsible for placing purchase and sale orders and providing continuous supervision of the investment portfolio of the Fund.

The Investment Advisory Agreement between the Trust and BGFA was most recently approved by the Board of Trustees on May 21, 2002. In making the determination to approve the Investment Advisory Agreement, the Board considered the qualifications of BGFA to provide advisory services, an analysis of BGFA's profitability, and the reasonableness of the advisory fees paid to BGFA in relation to the services provided and the advisory fees paid by other comparable mutual funds. Based on these considerations, the Board concluded that the terms of the Investment Advisory Agreement are fair and reasonable with respect to the Trust, are in the best interests of the Trust's shareholders, and are similar to those which could have been obtained through arm's length negotiations.

Under the Investment Advisory Agreement, BGFA is responsible for all expenses of the Trust, including the cost of transfer agency, custody, fund administration, legal, audit and other services, except interest, taxes, brokerage commissions and other expenses connected with the execution of portfolio transactions, distribution fees and extraordinary expenses. For its investment management services to the Fund, BGFA will be paid a management fee equal to _____% of the Fund's aggregate net assets.

The Investment Advisory Agreement with respect to the Fund continues in effect for two years from its effective date, and thereafter is subject to annual approval by (i) the Board or (ii) vote of a majority of the outstanding voting securities (as defined in the 1940 Act) of the Fund, provided that in either event such continuance also is approved by a majority of the Board who are not interested persons (as defined in the 1940 Act) of the Fund, by a vote cast in person at a meeting called for the purpose of voting on such approval.

The Investment Advisory Agreement with respect to the Fund is terminable without penalty, on 60-days notice, by the Board or by a vote of the holders of a majority (as defined in the 1940 Act) of the Fund's outstanding voting securities. The Investment

iShares Placement of Creation Orders                                    page 17

Advisory Agreement is also terminable upon 60 days notice by BGFA and will terminate automatically in the event of its assignment (as defined in the 1940
Act).

Current interpretations of federal banking laws and regulations (i) may prohibit Barclays Bank PLC, Barclays Global Investors, N.A. ("BGI") and BGFA from controlling or underwriting the iShares, but (ii) would not prohibit Barclays Bank PLC or BGFA generally from acting as an investment advisor, administrator, transfer agent or custodian to the Fund or from purchasing iShares as agent for and upon the order of a customer.

BGFA believes that it may perform advisory and related services for the Trust without violating applicable banking laws or regulations. However, the legal requirements and interpretations about the permissible activities of banks and their affiliates may change in the future. These changes could prevent BGFA from continuing to perform services for the Trust. If this happens, the Board would consider selecting other qualified firms. Any new investment advisory agreement would be subject to shareholder approval.

If current restrictions on bank activities with mutual funds were relaxed, BGFA, or its affiliates, would consider performing additional services for the Trust. BGFA cannot predict whether these changes will be enacted, or the terms under which BGFA, or its affiliates, might offer to provide additional services.

The Trust and BGFA have adopted Codes of Ethics under Rule 17j-1 of the 1940 Act. The Codes permit personnel subject to the Codes to invest in securities, subject to certain limitations, including securities that may be purchased or held by the Fund. The Codes are on public file with, and are available from, the SEC.

Administrator, Custodian and Transfer Agent. Investors Bank & Trust Company ("Investors Bank") serves as Administrator, Custodian and Transfer Agent for the Fund. Its principal address is 200 Clarendon Street, Boston, MA 02111. Under the Administration Agreement with the Trust, Investors Bank provides necessary administrative and accounting services for the maintenance and operations of the Trust and the Fund. In addition, Investors Bank makes available the office space, equipment, personnel and facilities required to provide such services. Under the Custodian Agreement with the Trust, Investors Bank maintains in separate accounts cash, securities and other assets of the Trust and the Fund, keeps all necessary accounts and records, and provides other services. Investors Bank is required, upon the order of the Trust, to deliver securities held by Investors Bank and to make payments for securities purchased by the Trust for the Fund. Also, under a Delegation Agreement, Investors Bank is authorized to appoint certain foreign custodians or foreign custody managers for Fund investments outside the United States. Pursuant to a Transfer Agency and Service Agreement with the Trust, Investors Bank acts as a transfer agent for the Fund's authorized and issued shares of beneficial interest, and as dividend disbursing agent of the Trust. As compensation for the foregoing services, Investors Bank receives certain out-of-pocket costs, transaction fees and asset-based fees which are accrued daily and paid monthly by BGFA from its management fee.

Distributor. SEI Investments Distribution Co. is the Distributor of iShares. Its principal address is 1 Freedom Valley Drive, Oaks, PA 19456. The Distributor has entered into a Distribution Agreement with the Trust pursuant to which it distributes iShares of the Fund. The Distribution Agreement will continue for two years from its effective date and is renewable annually thereafter. iShares are continuously offered for sale by the Fund through the Distributor only in Creation Unit Aggregations, as described in the Prospectus and below under the heading Creation and Redemption of Creation Units Aggregations. iShares in less than Creation Unit Aggregations are not distributed by the Distributor. The Distributor will deliver the Prospectus and, upon request, the Statement of Additional Information to persons purchasing Creation Unit Aggregations and will maintain records of both orders placed with it and confirmations of acceptance furnished by it. The Distributor is a broker-dealer registered under the Securities Exchange Act of 1934 (the "Exchange Act") and a member of the National Association of Securities Dealers, Inc. ("NASD").

The Distribution Agreement for the Fund will provide that it may be terminated at any time, without the payment of any penalty, on at least 60-days written notice to the other party (i) by vote of a majority of the Independent Trustees or (ii) by vote of a majority of the outstanding voting securities (as defined in the 1940 Act) of the Fund. The Distribution Agreement will terminate automatically in the event of its assignment (as defined in the 1940 Act).

The Distributor may also enter into agreements with securities dealers ("Soliciting Dealers") who will solicit purchases of Creation Unit Aggregations of iShares. Such Soliciting Dealers may also be Authorized Participants (as defined below), DTC Participants (as defined below) and/or Investor Services Organizations.

BGFA or BGI may, from time to time and from its own resources, pay, defray or absorb costs relating to distribution, including payments out of its own resources to the Distributor, or to otherwise promote the sale of iShares.

page 18                                                                 i|Shares

Index Providers. The Fund is based upon a particular index compiled by FTSE/Xinhua Index Ltd. The index provider is not affiliated with the Fund or with BGI or its affiliates. The Fund is entitled to use the Underlying Index pursuant to a sub-licensing agreement with BGI, which in turn has a licensing agreement with the Index Provider. BGI has provided the sub-license without charge to the Fund.

Brokerage Transactions

The policy of the Trust regarding purchases and sales of securities is that primary consideration will be given to obtaining the most favorable prices and efficient executions of transactions. Consistent with this policy, when securities transactions are effected on a stock exchange, the Trust's policy is to pay commissions that are considered fair and reasonable without necessarily determining that the lowest possible commissions are paid in all circumstances. In seeking to determine the reasonableness of brokerage commissions paid in any transaction, BGFA relies upon its experience and knowledge regarding commissions generally charged by various brokers.

In seeking to implement the Trust's policies, BGFA effects transactions with those brokers and dealers that BGFA believes provide the most favorable prices and are capable of providing efficient executions. BGFA and its affiliates do not participate in soft dollar transactions.

The Trust may execute brokerage or other agency transactions through affiliates that are registered broker-dealers, for commissions, in conformity with the 1940 Act, the Exchange Act and rules promulgated by the SEC. Under these provisions, affiliates of BGFA are permitted to receive and retain compensation for effecting portfolio transactions for the Trust on an exchange if a written contract is in effect between the affiliate and the Trust expressly permitting the affiliate of BGFA to receive and retain such compensation. These rules further require that the commissions paid by the Trust for exchange transactions not exceed "usual and customary" brokerage commissions. The rules define "usual and customary" commissions to include amounts which are "reasonable and fair compared to the commission, fee or other remuneration received or to be received by other brokers in connection with comparable transactions involving similar securities being purchased or sold on a securities exchange during a comparable period of time." The Trustees, including those who are not "interested persons" of the Trust, have adopted procedures for evaluating the reasonableness of commissions paid and will review these procedures periodically.

The Trust will not deal with affiliates in principal transactions unless permitted by the applicable rule or regulation or by exemptive order.

BGFA assumes general supervision over placing orders on behalf of the Fund for the purchase or sale of portfolio securities. If purchases or sales of portfolio securities of the Fund and one or more other investment companies or clients supervised by BGFA are considered at or about the same time, transactions in such securities are allocated among the several investment companies and clients in a manner deemed equitable to all by BGFA. In some cases, this procedure could have a detrimental effect on the price or volume of the security as far as the Fund is concerned. However, in other cases, it is possible that the ability to participate in volume transactions and to negotiate lower brokerage commissions will be beneficial to the Fund. The primary consideration is prompt execution of orders at the most favorable net price.

Portfolio turnover may vary from year to year, as well as within a year. High turnover rates are likely to result in comparatively greater brokerage expenses. The portfolio turnover rate for the Fund is expected to be under 50%. The overall reasonableness of brokerage commissions is evaluated by BGFA based upon its knowledge of available information as to the general level of commissions paid by the other institutional investors for comparable services.

Short-Term Instruments and Temporary Investments. The Fund may invest in high-quality money market instruments on an ongoing basis to provide liquidity. The instruments in which the Fund may invest include: (i) short-term obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities (including government-sponsored enterprises); (ii) negotiable certificates of deposit ("CDs"), bankers' acceptances, fixed time deposits and other obligations of domestic banks (including foreign branches) that have more than $1 billion in total assets at the time of investment and that are members of the Federal Reserve System or are examined by the Comptroller of the Currency or whose deposits are insured by the Federal Deposit Insurance Corporation ("FDIC");
(iii) commercial paper rated at the date of purchase "Prime-1" by Moody's or "A-1+" or "A-1" by S&P, or, if unrated,of comparable quality as determined by BGFA, (iv) non-convertible corporate debt securities (e.g., bonds and debentures) with remaining maturities at the date of purchase of not more than one year that are rated at least "Aa" by Moody's or "AA" by S&P; (v) repurchase agreements; and (vi) short-term, U.S. dollar-denominated obligations of foreign banks (including U.S. branches) that, at the time of investment have more than $10 billion, or the equivalent in other currencies, in total assets and in the opinion of BGFA are of comparable quality to obligations of U.S. banks which may be purchased by the Fund.

iShares Placement of Creation Orders                                     page 19

Additional Information Concerning the Trust

Shares. The Trust was established as a Delaware business trust on December 16, 1999. The Trust currently is comprised of over 50 funds. Each fund issues shares of beneficial interest, with no par value. The Board may designate additional funds.

Each iShare issued by a fund has a pro rata interest in the assets of the corresponding fund. iShares have no preemptive, exchange, subscription or conversion rights and are freely transferable. Each iShare is entitled to participate equally in dividends and distributions declared by the Board with respect to the relevant fund, and in the net distributable assets of such fund on liquidation.

Each iShare has one vote with respect to matters upon which a shareholder vote is required consistent with the requirements of the 1940 Act and the rules promulgated thereunder. iShares of all funds vote together as a single class except that, if the matter being voted on affects only a particular fund, and, if a matter affects a particular fund differently from other funds, that fund will vote separately on such matter.

Under Delaware law, the Trust is not required to hold an annual meeting of shareholders unless required to do so under the 1940 Act. The policy of the Trust is not to hold an annual meeting of shareholders unless required to do so under the 1940 Act. All iShares (regardless of the fund) have noncumulative voting rights for the Board. Under Delaware law, Trustees of the Trust may be removed by vote of the shareholders.

Following the creation of the initial Creation Unit Aggregation(s) of iShares of a fund and immediately prior to the commencement of trading in such fund's iShares, a holder of iShares may be a "control person" of the fund, as defined in the 1940 Act. A Fund cannot predict the length of time for which one or more shareholders may remain a control person of the fund.

Shareholders may make inquiries by writing to the Trust, c/o the Distributor, SEI Investments Distribution Co., at 1 Freedom Valley Drive, Oaks, PA 19456.

Absent an applicable exemption or other relief from the SEC or its staff, officers and Trustees of a fund and beneficial owners of 10% of the iShares of a fund ("Insiders") may be subject to the insider reporting, short-swing profit and short sale provisions of Section 16 of the Exchange Act and the SEC's rules promulgated thereunder. Insiders should consult with their own legal counsel concerning their obligations under Section 16 of the Exchange Act.

Termination of the Trust or Fund. The Trust or a fund may be terminated by a majority vote of the Board or the affirmative vote of a super majority of the holders of the Trust or such fund entitled to vote on termination. Although the iShares are not automatically redeemable upon the occurrence of any specific event, the Trust's organizational documents provide that the Board will have the unrestricted power to alter the number of iShares in a Creation Unit Aggregation. In the event of a termination of the Trust or a fund, the Board, in its sole discretion, could determine to permit the iShares to be redeemable in aggregations smaller than Creation Unit Aggregations or to be individually redeemable. In such circumstance, the Trust may make redemptions in-kind, for cash, or for a combination of cash or securities.

Book-Entry Only System. The following information supplements and should be read in conjunction with the section in the Prospectus entitled Shareholder Information.

DTC Acts as Securities Depository for the iShares. iShares of the Fund are represented by securities registered in the name of DTC or its nominee and deposited with, or on behalf of, DTC.

DTC, a limited-purpose trust company, was created to hold securities of its participants (the "DTC Participants") and to facilitate the clearance and settlement of securities transactions among the DTC Participants in such securities through electronic book-entry changes in accounts of the DTC Participants, thereby eliminating the need for physical movement of securities' certificates. DTC Participants include securities brokers and dealers, banks, trust companies, clearing corporations and certain other organizations, some of whom (and/or their representatives) own DTC. More specifically, DTC is owned by a number of its DTC Participants and by the NYSE, the Listing Exchange and the National Association of Securities Dealers, Inc. Access to the DTC system is also available to others such as banks, brokers, dealers and trust companies that clear through or maintain a custodial relationship with a DTC Participant, either directly or indirectly (the "Indirect Participants").

page 20                                                                 i|Shares

Beneficial ownership of iShares is limited to DTC Participants, Indirect Participants and persons holding interests through DTC Participants and Indirect Participants. Ownership of beneficial interests in iShares (owners of such beneficial interests are referred to herein as "Beneficial Owners") is shown on, and the transfer of ownership is effected only through, records maintained by DTC (with respect to DTC Participants) and on the records of DTC Participants (with respect to Indirect Participants and Beneficial Owners that are not DTC Participants). Beneficial Owners will receive from or through the DTC Participant a written confirmation relating to their purchase of iShares.

Conveyance of all notices, statements and other communications to Beneficial Owners is effected as follows. Pursuant to the Depositary Agreement between the Trust and DTC, DTC is required to make available to the Trust upon request and for a fee to be charged to the Trust a listing of the iShares of the Fund held by each DTC Participant. The Trust shall inquire of each such DTC Participant as to the number of Beneficial Owners holding iShares, directly or indirectly, through such DTC Participant. The Trust shall provide each such DTC Participant with copies of such notice, statement or other communication, in such form, number and at such place as such DTC Participant may reasonably request, in order that such notice, statement or communication may be transmitted by such DTC Participant, directly or indirectly, to such Beneficial Owners. In addition, the Trust shall pay to each such DTC Participant a fair and reasonable amount as reimbursement for the expenses attendant to such transmittal, all subject to applicable statutory and regulatory requirements.

Share distributions shall be made to DTC or its nominee, Cede & Co., as the registered holder of all iShares. DTC or its nominee, upon receipt of any such distributions, shall credit immediately DTC Participants' accounts with payments in amounts proportionate to their respective beneficial interests in iShares of the Fund as shown on the records of DTC or its nominee. Payments by DTC Participants to Indirect Participants and Beneficial Owners of iShares held through such DTC Participants will be governed by standing instructions and customary practices, as is now the case with securities held for the accounts of customers in bearer form or registered in a "street name", and will be the responsibility of such DTC Participants.

The Trust has no responsibility or liability for any aspect of the records relating to or notices to Beneficial Owners, or payments made on account of beneficial ownership interests in such iShares, or for maintaining, supervising or reviewing any records relating to such beneficial ownership interests, or for any other aspect of the relationship between DTC and the DTC Participants or the relationship between such DTC Participants and the Indirect Participants and Beneficial Owners owning through such DTC Participants.

DTC may decide to discontinue providing its service with respect to iShares at any time by giving reasonable notice to the Trust and discharging its responsibilities with respect thereto under applicable law. Under such circumstances, the Trust shall take action to find a replacement for DTC to perform its functions at a comparable cost.

Creation and Redemption of Creation Unit Aggregations

Creation. The Trust issues and sells iShares of the Fund only in Creation Unit Aggregations on a continuous basis through the Distributor, without a sales load, at their NAVs next determined after receipt, on any Business Day (as defined below), of an order in proper form.

A "Business Day" with respect to the Fund is any day on which the Listing Exchange is open for business. As of the date of the Prospectus, the Listing Exchange observes the following holidays: New Year's Day, Martin Luther King, Jr. Day, Washington's Birthday, Good Friday, Memorial Day (observed), Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

Fund Deposit. The consideration for purchase of Creation Unit Aggregations of the Fund generally consists of the in-kind deposit of a designated portfolio of equity securities -- the "Deposit Securities" --each Creation Unit Aggregation constituting a substantial replication, or a portfolio sampling representation, of the stocks involved in the Fund's Underlying Index ("Fund Securities") and an amount of cash -- the "Cash Component" -- computed as described below. Together, the Deposit Securities and the Cash Component constitute the "Fund Deposit", which represents the minimum initial and subsequent investment amount for a Creation Unit Aggregation of the Fund.

The Cash Component is sometimes also referred to as the "Balancing Amount." The Cash Component serves the function of compensating for any differences between the NAV per Creation Unit Aggregation and the Deposit Amount (as defined below). The Cash Component is an amount equal to the difference between the NAV of the iShares (per Creation Unit Aggregation) and the "Deposit Amount" -- an amount equal to the market value of the Deposit Securities. If the Cash Component is a positive number (i.e., the NAV per Creation Unit Aggregation exceeds the Deposit Amount), the creator will deliver the Cash Component. If the Cash Component is a negative number (i.e., the NAV per Creation Unit Aggregation is less than the Deposit Amount), the creator will receive the Cash Component.

iShares Placement of Creation Orders                                     page 21

BGFA, through the National Securities Clearing Corporation ("NSCC") (discussed below), makes available on each Business Day, prior to the opening of business on the Listing Exchange, the list of the names and the required number of shares of each Deposit Security to be included in the current Fund Deposit (based on information at the end of the previous Business Day) for the Fund.

Such Fund Deposit is applicable, subject to any adjustments as described below, in order to effect creations of Creation Unit Aggregations of the Fund until such time as the next-announced composition of the Deposit Securities is made available.

The identity and number of shares of the Deposit Securities required for a Fund Deposit for the Fund changes as rebalancing adjustments and corporate action events are reflected from time to time by BGFA with a view to the investment objective of the Fund. The composition of the Deposit Securities may also change in response to adjustments to the weighting or composition of the Component Stocks of the relevant Underlying Index. In addition, the Trust reserves the right to permit or require the substitution of an amount of cash -- i.e., a "cash in lieu" amount -- to be added to the Cash Component to replace any Deposit Security that may not be available in sufficient quantity for delivery or that may not be eligible for transfer through the systems of DTC or the Clearing Process (discussed below). The Trust also reserves the right to permit or require a "cash in lieu" amount where the delivery of the Deposit Security by the Authorized Participant would be restricted under the securities laws or where the delivery of the Deposit Security to the Authorized Participant would result in the disposition of the Deposit Security by the Authorized Participant becoming restricted under the securities laws, or in certain other situations. The adjustments described above will reflect changes known to BGFA on the date of announcement to be in effect by the time of delivery of the Fund Deposit, in the composition of the Underlying Index being tracked by the Fund or resulting from certain corporate actions.

Procedures for Creation of Creation Unit Aggregations. To be eligible to place orders with the Distributor and to create a Creation Unit Aggregation of the Fund, an entity must be (i) a "Participating Party", i.e., a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the NSCC (the "Clearing Process"), a clearing agency that is registered with the SEC; or (ii) a DTC Participant (see the Book Entry Only System section), and, in each case, must have executed an agreement with the Distributor, with respect to creations and redemptions of Creation Unit Aggregations ("Participant Agreement") (discussed below). A Participating Party and DTC Participant are collectively referred to as an "Authorized Participant". Investors should contact the Distributor for the names of Authorized Participants that have signed a Participant Agreement. All iShares of the Fund, however created, will be entered on the records of DTC in the name of Cede & Co. for the account of a DTC Participant.

All orders to create iShares must be placed for one or more Creation Unit Aggregations. The Fund is hereinafter referred to as a "Foreign Fund". Orders to create Creation Unit Aggregations of a Foreign Fund cannot be placed through the Clearing Process. All orders to create Creation Unit Aggregations, whether through the Clearing Process (through a Participating Party) or outside the Clearing Process (through a DTC Participant), must be received by the Distributor no later than the closing time of the regular trading session on the Listing Exchange ("Closing Time") (ordinarily 4:15 pm, Eastern time) in each case on the date such order is placed in order for creation of Creation Unit Aggregations to be effected based on the NAV of iShares of the Fund as next determined on such date after receipt of the order in proper form. The date on which an order to create Creation Unit Aggregations (or an order to redeem Creation Unit Aggregations, as discussed below) is placed is referred to as the "Transmittal Date." Orders must be transmitted by an Authorized Participant by telephone or other transmission method acceptable to the Distributor pursuant to procedures set forth in the Participant Agreement, as described below (see the Placement of Creation Orders for Foreign Funds section). Severe economic or market disruptions or changes, or telephone or other communication failure may impede the ability to reach the Distributor or an Authorized Participant.

All orders to create Creation Unit Aggregations shall be placed with an Authorized Participant, as applicable, in the form required by such Authorized Participant. In addition, the Authorized Participant may request the investor to make certain representations or enter into agreements with respect to the order, e.g., to provide for payments of cash, when required. Investors should be aware that their particular broker may not have executed a Participant Agreement and that, therefore, orders to create Creation Unit Aggregations of the Fund have to be placed by the investor's broker through an Authorized Participant that has executed a Participant Agreement. In such cases there may be additional charges to such investor. At any given time, there may be only a limited number of broker-dealers that have executed a Participant Agreement and only a small number of such Authorized Participants may have international capabilities.

Those placing orders for Creation Unit Aggregations of a Foreign Fund should ascertain the applicable deadline for cash transfers by contacting the operations department of the broker or depositary institution making the transfer of the Cash Component. This deadline is likely to be significantly earlier than the closing time of the regular trading session on the Listing Exchange. Investors should be aware that the Authorized Participant may require orders for Creation Units placed with it to be in the form required by the

page 22                                                                 i|Shares
individual Authorized Participant, which form may not be the same as the form of purchase order specified by the Trust that the Authorized Participant must deliver to the Distributor.

Placement of Creation Orders for Foreign Funds. Fund Deposits in connection with a Foreign Fund will not be made either through the Clearing Process or through DTC. Instead, to initiate an order for a Creation Unit Aggregation of the Fund, the Authorized Participant must give notice to the Distributor of its intent to submit such an order to purchase not later than 4:00 pm, Eastern time, on the relevant Business Day. The Distributor shall cause BGFA and Investors Bank to be informed of such advice. Investors Bank will then provide such information to the appropriate sub-custodian(s). For the Fund, Investors Bank shall cause the sub-custodian of the Fund to maintain an account into which the Authorized Participant shall deliver, on behalf of itself or the party on whose behalf it is acting, the securities included in the designated Fund Deposit (or the cash value of all or part of such securities, in the case of a permitted or required cash purchase or "cash in lieu" amount), with any appropriate adjustments as advised by the Trust. Deposit Securities must be delivered to an account maintained at the applicable local sub-custodian(s). Following the notice of intention, an irrevocable order to purchase Creation Unit Aggregations, in the form required by the Trust, must be received by the Distributor from an Authorized Participant on its own or another investor's behalf by the closing time of the regular trading session on the Listing Exchange on the relevant Business Day. However, when a relevant local market is closed due to local market holidays, the local market settlement process will not commence until the end of the local holiday period. Settlement must occur by 2:00 pm, Eastern time, on the contractual settlement date.

The Authorized Participant must also make available no later than 2:00 pm, Eastern time, on the contractual settlement date, by means satisfactory to the Trust, immediately-available or same-day funds estimated by the Trust to be sufficient to pay the Cash Component next determined after acceptance of the purchase order, together with the applicable purchase Transaction Fee. Any excess funds will be returned following settlement of the issue of the Creation Unit Aggregation.

To the extent contemplated by the applicable Participant Agreement, Creation Unit Aggregations of a Foreign Fund will be issued to such Authorized Participant notwithstanding the fact that the corresponding Fund Deposits have not been received in part or in whole, in reliance on the undertaking of the Authorized Participant to deliver the missing Deposit Securities as soon as possible, which undertaking shall be secured by such Authorized Participant's delivery and maintenance of collateral consisting of cash in the form of U.S. dollars in immediately available funds having a value (marked to market daily) at least equal to 125% of the value of the missing Deposit Securities. Such cash collateral must be delivered no later than 2:00 pm, Eastern time, on the contractual settlement date. The Participant Agreement will permit the Fund to buy the missing Deposit Securities at any time and will subject the Authorized Participant to liability for any shortfall between the cost to the Trust of purchasing such securities and the value of the collateral.

Acceptance of Orders for Creation Unit Aggregations. The Trust reserves the absolute right to reject a creation order transmitted to it by the Distributor in respect of the Fund if: (i) the order is not in proper form; (ii) the investor(s), upon obtaining the iShares ordered, would own 80% or more of the currently outstanding shares of the Fund; (iii) the Deposit Securities delivered are not as disseminated through the facilities of the Listing Exchange for that date by Investors Bank, as described above; (iv) acceptance of the Deposit Securities would have certain adverse tax consequences to the Fund; (v) acceptance of the Fund Deposit would, in the opinion of counsel, be unlawful;
(vi) acceptance of the Fund Deposit would otherwise, in the discretion of the Trust or BGFA, have an adverse effect on the Trust or the rights of beneficial owners; or (vii) in the event that circumstances outside the control of the Trust, Investors Bank, the Distributor and BGFA make it for all practical purposes impossible to process creation orders. Examples of such circumstances include acts of God; public service or utility problems such as fires, floods, extreme weather conditions and power outages resulting in telephone, telecopy and computer failures; market conditions or activities causing trading halts; systems failures involving computer or other information systems affecting the Trust, BGFA, the Distributor, DTC, NSCC, Investors Bank or sub-custodian or any other participant in the creation process, and similar extraordinary events. The Distributor shall notify a prospective creator of a Creation Unit and/or the Authorized Participant acting on behalf of the creator of a Creation Unit Aggregation of its rejection of the order of such person. The Trust, Investors Bank, a sub-custodian and the Distributor are under no duty, however, to give notification of any defects or irregularities in the delivery of Fund Deposits nor shall any of them incur any liability for the failure to give any such notification.

All questions as to the number of shares of each security in the Deposit Securities and the validity, form, eligibility and acceptance for deposit of any securities to be delivered shall be determined by the Trust, and the Trust's determination shall be final and binding.

Creation Transaction Fee. A purchase transaction fee is imposed for the transfer and other transaction costs of the Fund associated with the issuance of Creation Units of iShares. The fee is a single charge and will be the same regardless of the number of Creation Units purchased by a purchaser on the same day. Purchasers of Creation Units of iShares for cash are required to pay an additional variable charge to compensate for brokerage and market impact expenses. Where the Trust permits an in-kind purchaser to substitute cash in lieu of depositing a portion of the Deposit Securities, the purchaser will be assessed the

iShares Placement of Creation Orders                                     page 23
additional variable charge for cash purchases on the "cash in lieu" portion of its investment. Purchasers of iShares in Creation Units are responsible for the costs of transferring the securities constituting the Deposit Securities to the account of the Trust. Investors are also responsible for payment of the costs of transferring the Deposit Securities to the Trust. Investors who use the services of a broker or other such intermediary may be charged a fee for such services.

The following table sets forth the creation transaction fee for the Fund.

                                                   Standard          Maximum
                                                   Creation         Creation
                                                  Transaction     Transaction
Name of Fund                                         Fee*             Fee*
------------                                         ----            ----
iShares FTSE/Xinhua HK China 25 Index Fund        $               $


  * If a Creation Unit is purchased outside the usual process through the National Securities Clearing Corporation or for cash, a variable fee will be charged of up to four times the Standard Creation or Redemption Transaction Fee.

Redemption of iShares in Creation Units Aggregations. Shares may be redeemed only in Creation Unit Aggregations at their NAV next determined after receipt of a redemption request in proper form by the Fund through Investors Bank and only on a Business Day. The Fund will not redeem iShares in amounts less than Creation Unit Aggregations. Beneficial Owners must accumulate enough iShares in the secondary market to constitute a Creation Unit Aggregation in order to have such iShares redeemed by the Trust. There can be no assurance, however, that there will be sufficient liquidity in the public trading market at any time to permit assembly of a Creation Unit Aggregation. Investors should expect to incur brokerage and other costs in connection with assembling a sufficient number of shares to constitute a redeemable Creation Unit Aggregation.

With respect to the Fund, BGFA, through the Distributor, makes available immediately prior to the opening of business on the Listing Exchange (currently 9:30 am, Eastern time) on each Business Day, the identity of the Fund Securities that will be applicable (subject to possible amendment or correction) to redemption requests received in proper form (as described below) on that day. Fund Securities received on redemption may not be identical to Deposit Securities that are applicable to creations of Creation Unit Aggregations.

Unless cash redemptions are available or specified for the Fund, the redemption proceeds for a Creation Unit Aggregation generally consist of Fund Securities -- as announced on the Business Day of the request for redemption received in proper form -- plus cash in an amount equal to the difference between the NAV of the iShares being redeemed, as next determined after a receipt of a request in proper form, and the value of the Fund Securities (the "Cash Redemption Amount"), less a redemption transaction fee as listed below. In the event that the Fund Securities have a value greater then the NAV of the iShares, a compensating cash payment equal to the difference is required to be made by or through an Authorized Participant by the redeeming shareholder.

The right of redemption may be suspended or the date of payment postponed (i) for any period during which the NYSE is closed (other than customary weekend and holiday closings); (ii) for any period during which trading on the NYSE is suspended or restricted; (iii) for any period during which an emergency exists as a result of which disposal of the iShares of the Fund or determination of the Fund's NAV is not reasonably practicable; or (iv) in such other circumstances as is permitted by the SEC.

Redemption Transaction Fee. A redemption transaction fee is imposed to offset transfer and other transaction costs that may be incurred by the Fund. The fee is a single charge and will be the same regardless of the number of Creation Units purchased by an investor on the same day. The redemption transaction fees for redemptions in kind and for cash and the additional variable charge for cash redemptions (when cash redemptions are available or specified) are listed below. Investors will also bear the costs of transferring the Fund Securities from the Trust to their account or on their order. Investors who use the services of a broker or other such intermediary may be charged a fee for such services.

page 24                                                                 i|Shares

The following table sets forth the redemption transaction fee for the Fund.

                                                     Standard         Maximum
                                                    Redemption      Redemption
                                                   Transaction     Transaction
Name of Fund                                           Fee*             Fee*
------------                                           ----             ----
iShares FTSE/Xinhua HK China 25 Index Fund         $                $


  * If a Creation Unit is redeemed outside the usual process through the National Securities Clearing Corporation or for cash, a variable fee will be charged of up to four times the Standard Creation or Redemption Transaction Fee.

Placement of Redemption Orders for Foreign Funds. Orders to redeem Creation Unit Aggregations of a Foreign Fund must be delivered through an Authorized Participant that has executed a Participant Agreement. Investors other than Authorized Participants are responsible for making arrangements for a redemption request to be made through an Authorized Participant. An order to redeem Creation Unit Aggregations of a Foreign Fund is deemed received by the Trust on the Transmittal Date if (i) such order is received by Investors Bank not later than 4:00 pm, Eastern time, on such Transmittal Date; (ii) such order is accompanied or followed by the requisite number of iShares of the Fund specified in such order, which delivery must be made through DTC to Investors Bank no later than the DTC Cut-Off-Time; and (iii) all other procedures set forth in the Participant Agreement are properly followed. Deliveries of Fund Securities to redeeming investors generally will be made within three Business Days. Due to the schedule of holidays in certain countries, however, the delivery of in-kind redemption proceeds for a Foreign Fund may take longer than three Business Days after the day on which the redemption request is received in proper form. In such cases, the local market settlement procedures will not commence until the end of the local holiday periods. See below for a list of the local holidays in the foreign countries relevant to the Fund.

In connection with taking delivery of shares of Fund Securities upon redemption of iShares of a Foreign Fund, a redeeming Beneficial Owner or Authorized Participant action on behalf of such Beneficial Owner must maintain appropriate security arrangements with a qualified broker-dealer, bank or other custody providers in each jurisdiction in which any of the Fund Securities are customarily traded, to which account such Fund Securities will be delivered.

To the extent contemplated by an Authorized Participant's agreement, in the event the Authorized Participant has submitted a redemption request in proper form but is unable to transfer all or part of the Creation Unit Aggregation to be redeemed to the Distributor, on behalf of the Fund, at or prior to the closing time of the regular trading session on the NYSE on the date such redemption request is submitted, the Distributor will nonetheless accept the redemption request in reliance on the undertaking by the Authorized Participant to deliver the missing iShares as soon as possible, which undertaking shall be secured by the Authorized Participant's delivery and maintenance of collateral consisting of cash having a value (marked to market daily) at least equal to 125% of the value of the missing iShares. The current procedures for collateralization of missing iShares require, among other things, that any cash collateral shall be in the form of U.S. dollars in immediately-available funds and shall be held by Investors Bank and marked to market daily, and that the fees of Investors Bank and any sub-custodians in respect of the delivery, maintenance and redelivery of the cash collateral shall be payable by the Authorized Participant. The Authorized Participant's agreement will permit the Trust, on behalf of the Fund, to purchase the missing iShares or acquire the Deposit Securities and the Cash Component underlying such shares at any time and will subject the Authorized Participant to liability for any shortfall between the cost to the Trust of purchasing such shares, Deposit Securities or Cash Component and the value of the collateral.

The calculation of the value of the Fund Securities and the Cash Redemption Amount to be delivered upon redemption will be made by Investors Bank according to the procedures set forth under Determination of NAV computed on the Business Day on which a redemption order is deemed received by the Trust. Therefore, if a redemption order in proper form is submitted to Investors Bank by a DTC Participant not later than Closing Time on the Transmittal Date, and the requisite number of iShares of the Fund are delivered to Investors Bank prior to the DTC Cut-Off-Time, then the value of the Fund Securities and the Cash Redemption Amount to be delivered will be determined by Investors Bank on such Transmittal Date. If, however, a redemption order is submitted to Investors Bank by a DTC Participant not later than the Closing Time on the Transmittal Date but either (i) the requisite number of iShares of the Fund are not delivered by the DTC Cut-Off-Time, as described above, on such Transmittal Date, or (ii) the redemption order is not submitted in proper form, then the redemption order will not be deemed received as of the Transmittal Date. In such case, the value of the Fund Securities and the Cash Redemption Amount to be delivered will be computed on the Business Day that such order is deemed received by the Trust, i.e., the Business Day on which the iShares of the Fund are delivered through DTC to Investors Bank by the DTC Cut-Off-Time on such Business Day pursuant to a properly submitted redemption order.

iShares Redemption of iShares                                            page 25

If it is not possible to effect deliveries of the Fund Securities, the Trust may in its discretion exercise its option to redeem such iShares in cash, and the redeeming Beneficial Owner will be required to receive its redemption proceeds in cash. In addition, an investor may request a redemption in cash that the Fund may, in its sole discretion, permit. In either case, the investor will receive a cash payment equal to the NAV of its iShares based on the NAV of iShares of the Fund next determined after the redemption request is received in proper form (minus a redemption transaction fee and additional charge for requested cash redemptions specified above, to offset the Trust's brokerage and other transaction costs associated with the disposition of Fund Securities). The Fund may also, in its sole discretion, upon request of a shareholder, provide such redeemer a portfolio of securities that differs from the exact composition of the Fund Securities but does not differ in NAV.

Redemptions of iShares for Fund Securities will be subject to compliance with applicable federal and state securities laws and the Fund (whether or not it otherwise permits cash redemptions) reserves the right to redeem Creation Unit Aggregations for cash to the extent that the Trust could not lawfully deliver specific Fund Securities upon redemptions or could not do so without first registering the Fund Securities under such laws. An Authorized Participant or an investor for which it is acting subject to a legal restriction with respect to a particular stock included in the Fund Securities applicable to the redemption of a Creation Unit Aggregation may be paid an equivalent amount of cash. The Authorized Participant may request the redeeming Beneficial Owner of the iShares to complete an order form or to enter into agreements with respect to such matters as compensating cash payment.

Because the Portfolio Securities of a Foreign Fund may trade on the relevant exchange(s) on days that the Listing Exchange is closed or are otherwise not Business Days for such Foreign Fund, stockholders may not be able to redeem their shares of such Foreign Fund, or to purchase and sell iShares of such Foreign Fund on the NYSE or the CBOE, on days when the NAV of such Foreign Fund could be significantly affected by events in the relevant foreign markets.

Foreign Market Hours

China
Primary Exchange Trading Hours - Monday through Friday, Hong Kong 10:00-12:30, 14:30-16:00

Regular Holidays. The dates in calendar year 2002 in which the regular holidays affecting the relevant securities markets of the below listed country are as follows:

China
Jan 1       Feb 4       May 1       May 7      Oct 4
Feb 1       Feb 5       May 2       Oct 1      Oct 5
Feb 2       Feb 6       May 5       Oct 2      Oct 6
Feb 3       Feb 7       May 6       Oct 3      Oct 7


Settlement Periods Greater than Seven Days for Year 2002

Country    Trade Date    Settlement    # of Calendar Days
-------    ----------    ----------    ------------------
China      1/29/2003      2/10/2003            12
           1/30/2003      2/11/2003            12
           1/31/2003      2/12/2003            12
           4/28/2003       5/8/2003            10
           4/29/2003       5/9/2003            10
           4/30/2003      5/12/2003            12
           9/26/2003      10/8/2003            12
           9/29/2003      10/9/2003            10
           9/30/2003     10/10/2003            10

page 26                                                                 i|Shares

Taxes

The following information also supplements and should be read in conjunction with the section in the Prospectus entitled Taxes.

The Fund intends to qualify for and to elect treatment as a separate Regulated Investment Company ("RIC") under Subchapter M of the Internal Revenue Code (the "Code"). To qualify for treatment as a RIC, a company must annually distribute at least 90% of its net investment company taxable income (which includes dividends, interest and net short-term capital gains) and meet several other requirements. Among such other requirements are the following: (i) at least 90% of the company's annual gross income must be derived from dividends, interest, payments with respect to securities loans, gains from the sale or other disposition of stock or securities or foreign currencies, or other income (including gains from options, futures or forward contracts) derived with respect to its business of investing in such stock, securities or currencies; and (ii) at the close of each quarter of the company's taxable year, (a) at least 50% of the market value of the company's total assets must be represented by cash and cash items, U.S. government securities, securities of other regulated investment companies and other securities, with such other securities limited for purposes of this calculation in respect of any one issuer to an amount not greater than 5% of the value of the company's assets and not greater than 10% of the outstanding voting securities of such issuer, and (b) not more than 25% of the value of its total assets may be invested in the securities of any one issuer or of two or more issuers that are controlled by the company (within the meaning of Section 851(b)(3)(B) of the Code) and that are engaged in the same or similar trades or businesses or related trades or businesses (other than U.S. government securities or the securities of other regulated investment companies).

The Fund will be subject to a 4% excise tax on certain undistributed income if it does not distribute to its shareholders in each calendar year at least 98% of its ordinary income for the calendar year (taking into account any net capital loss carryforwards) plus 98% of its capital gain net income for the twelve months ended October 31 of such year. The Fund intends to declare and distribute dividends and distributions in the amounts and at the times necessary to avoid the application of this 4% excise tax. The Fund's dividends that are paid to its corporate shareholders and are attributable to qualifying dividends it received from U.S. domestic corporations may be eligible, in the hands of such shareholders, for the corporate dividends received deduction, subject to certain holding period requirements and debt financing limitations.

Net capital loss carryforwards may be applied against any net realized capital gains in each succeeding year, or until their respective expiration dates, whichever occurs first.

The Fund may be subject to foreign income taxes withheld at source. The Fund, if permitted to do so, will elect to "pass through" to its investors the amount of foreign income taxes paid by the Fund provided that the investor held the iShares of the Fund, and the Fund held the security, on the ex-dividend date and for at least fifteen additional days immediately before and/or thereafter, with the result that each investor will (i) include in gross income, even though not actually received, the investor's pro rata share of the Fund's foreign income taxes, and (ii) either deduct (in calculating U.S. taxable income) or credit (in calculating U.S. federal income tax) the investor's pro rata share of the Fund's foreign income taxes. A foreign tax credit may not exceed the investor's U.S. federal income tax otherwise payable with respect to the investor's foreign source income. For this purpose, each shareholder must treat as foreign source gross income (i) his proportionate share of foreign taxes paid by the Fund and
(ii) the portion of any dividend paid by the Fund that represents income derived from foreign sources; the Fund's gain from the sale of securities will generally be treated as U.S. source income. This foreign tax credit limitation is applied separately to separate categories of income; dividends from the Fund will be treated as "passive" or "financial services" income for this purpose. The effect of this limitation may be to prevent investors from claiming as a credit the full amount of their pro rata share of the Fund's foreign income taxes.

If the Fund owns shares in certain foreign investment entities, referred to as "passive foreign investment companies," the Fund will be subject to one of the following special tax regimes: (i) the Fund is liable for U.S. federal income tax, and an additional charge in the nature of interest, on a portion of any "excess distribution" from such foreign entity or any gain from the disposition of such shares, even if the entire distribution or gain is paid out by the Fund as a dividend to its shareholders; (ii) if the Fund were able and elected to treat a passive foreign investment company as a "qualified electing fund", the Fund would be required each year to include in income, and distribute to shareholders in accordance with the distribution requirements set forth above, the Fund's pro rata share of the ordinary earnings and net capital gains of the passive foreign investment company, whether or not such earnings or gains are distributed to the Fund; or (iii) the Fund in certain circumstances may be entitled to mark-to-market annually the shares of the passive foreign investment company, and, in such event, would be required to distribute to shareholders any such mark-to-market gains in accordance with the distribution requirements set forth above.

The Fund may invest in complex securities. These investments may be subject to numerous special and complex tax rules. These rules could affect whether gains and losses recognized by the Fund are treated as ordinary income or capital gain,

iShares Taxes                                                           page 27
accelerate the recognition of income to the Fund and/or defer the Fund's ability to recognize losses, and, in limited cases, subject the Fund to U.S. federal income tax on income from certain of its foreign securities. In turn, these rules may affect the amount, timing or character of the income distributed to you by the Fund. In certain cases, the Fund will be required to withhold at the applicable withholding rate, and remit to the U.S. Treasury such amounts withheld from any distributions paid to a shareholder who: (1) has failed to provide a correct taxpayer identification number; (2) is subject to backup withholding by the Internal Revenue Service; (3) has failed to certify to the Fund that such shareholder is not subject to backup withholding; or (4) has not certified that such shareholder is a U.S. person (including a U.S. resident alien).

The Trust on behalf of the Fund has the right to reject an order for a purchase of iShares if the purchaser (or group of purchasers) would, upon obtaining the iShares so ordered, own 80% or more of the outstanding iShares of the Fund and if, pursuant to section 351 of the Code, the Fund would have a basis in the securities different from the market value of such securities on the date of deposit. The Trust also has the right to require information necessary to determine beneficial share ownership for purposes of the 80% determination.

The foregoing discussion is a summary only and is not intended as a substitute for careful tax planning. Purchasers of iShares should consult their own tax advisors as to the tax consequences of investing in such shares, including under state, local and foreign tax laws. Finally, the foregoing discussion is based on applicable provisions of the Code, regulations, judicial authority and administrative interpretations in effect on the date hereof. Changes in applicable authority could materially affect the conclusions discussed above, and such changes often occur.

Federal Tax Treatment of Futures and Options Contracts. The Fund is required, for federal income tax purposes, to mark-to-market and recognize as income for each taxable year its net unrealized gains and losses on certain futures and options contracts as of the end of the year as well as those actually realized during the year. Gain or loss from futures and options contracts on broad-based indices required to be marked-to-market will be 60% long-term and 40% short-term capital gain or loss. Application of this rule may alter the timing and character of distributions to shareholders. The Fund may be required to defer the recognition of losses on futures contracts, option contracts and swaps to the extent of any unrecognized gains on offsetting positions held by the Fund.

In order for the Fund to continue to qualify for federal income tax treatment as a RIC, at least 90% of its gross income for a taxable year must be derived from qualifying income, i.e., dividends, interest, income derived from loans of securities, gains from the sale of securities or of foreign currencies or other income derived with respect to the Fund's business of investing in securities. It is anticipated that any net gain realized from the closing out of futures or options contracts will be considered qualifying income for purposes of the 90% requirement.

The Fund intends to distribute to shareholders annually any net capital gains that have been recognized for federal income tax purposes (including unrealized gains at the end of the Fund's fiscal year) on futures or options transactions. Such distributions are combined with distributions of capital gains realized on the Fund's other investments and shareholders are advised on the nature of the distributions.

The foregoing is only a summary of certain material tax consequences affecting the Fund and shareholders. Shareholders are advised to consult their own tax advisers with respect to the particular tax consequences to them of an investment in the Fund.

page 28                                                                 i|Shares

Determination of NAV

The following information supplements and should be read in conjunction with the section in the Prospectus entitled Determining NAV.

The NAV per iShare of the Fund is computed by dividing the value of the net assets of the Fund (i.e., the value of its total assets less total liabilities) by the total number of iShares of the Fund outstanding, rounded to the nearest cent. Expenses and fees, including without limitation, the management, administration and distribution fees, are accrued daily and taken into account for purposes of determining NAV. The NAV of per iShare for the Fund is calculated by Investors Bank and determined as of the close of the regular trading session on the Listing Exchange (ordinarily 4:00 p.m., Eastern time) on each day that such exchange is open.

In computing the Fund's NAV, the Fund's securities holdings are valued based on their last quoted current price. Price information on listed securities is taken from the exchange where the security is primarily traded. Securities regularly traded in an over-the-counter market are valued at the latest quoted sales price on the primary exchange or national securities market on which such securities are traded. Securities not listed on an exchange or national securities market, or securities in which there was no last reported sales price, are valued at the most recent bid price. Other portfolio securities and assets for which market quotations are not readily available are valued based on fair value as determined in good faith by BGFA in accordance with procedures adopted by the Board.

Dividends and Distributions

The following information supplements and should be read in conjunction with the section in the Prospectus entitled Shareholder Information.

General Policies. Dividends from net investment income, if any, are declared and paid at least annually by the Fund. Distributions of net realized securities gains, if any, generally are declared and paid once a year, but the Trust may make distributions on a more frequent basis for the Fund. The Trust reserves the right to declare special distributions if, in its reasonable discretion, such action is necessary or advisable to preserve the status of the Fund as a RIC or to avoid imposition of income or excise taxes on undistributed income.

Dividends and other distributions on iShares are distributed, as described below, on a pro rata basis to Beneficial Owners of such iShares. Dividend payments are made through DTC Participants and Indirect Participants to Beneficial Owners then of record with proceeds received from the Fund.

Dividend Reinvestment Service. No reinvestment service is provided by the Trust. Broker-dealers may make available the DTC book-entry Dividend Reinvestment Service for use by Beneficial Owners of the Fund for reinvestment of their dividend distributions. Beneficial Owners should contact their broker to determine the availability and costs of the service and the details of participation therein. Brokers may require Beneficial Owners to adhere to specific procedures and timetables. If this service is available and used, dividend distributions of both income and realized gains will be automatically reinvested in additional whole iShares of the Fund purchased in the secondary market.

iShares Taxes                                                           page 29

Performance and Other Information

The performance of the Fund may be quoted in advertisements, sales literature or reports to shareholders in terms of average annual total return and cumulative total return.

Quotations of average annual total return are expressed in terms of the average annual rate of return of a hypothetical investment in the Fund over periods of 1, 5 and 10 years (or the life of the Fund, if shorter). Such total return figures will reflect the deduction of a proportional share of the Fund's expenses on an annual basis, and will assume that all dividends and distributions are reinvested when paid.

Average annual total return after taxes on distributions is calculated according to the following formula: P(1 + T)/n/ = ERV (where P = a hypothetical initial payment of $1,000, T = the average annual total return, n = the number of years and ERV = the ending redeemable value of a hypothetical $1,000 payment made at the beginning of the 1, 5 or 10 year period or fractional portion).

Average annual total return is calculated according to the following formula:
P(1 + T)/n/ = ATV\\D\\ (where P = a hypothetical initial payment of $1,000, T = the average annual total return, n = the number of years and ATV\\D\\ = the ending value of a hypothetical $1,000 payment made at the beginning of the 1, 5 or 10 year period or fractional portion, after taxes on distributions but not after taxes on redemption).

Average annual total return is calculated according to the following formula:
P(1 + T)/n/ = ATV\\DR\\ (where P = a hypothetical initial payment of $1,000, T = the average annual total return, n = the number of years and ATV\\DR\\ = the ending value of a hypothetical $1,000 payment made at the beginning of the 1, 5 or 10 year period or fractional portion, after taxes on distributions and redemption).

Quotations of a cumulative total return will be calculated for any specified period by assuming a hypothetical investment in the Fund on the date of the commencement of the period and will assume that all dividends and distributions are reinvested on ex date. However, currently the Trust does not make a dividend reinvestment option available to shareholders of iShares and such calculation is provided for informational purposes only. The net increase or decrease in the value of the investment over the period will be divided by its beginning value to arrive at cumulative total return. Total return calculated in this manner will differ from the calculation of average annual total return in that it will not be expressed in terms of an average rate of return.

Quotations of cumulative total return or average annual total return reflect only the performance of a hypothetical investment in the Fund during the particular time period on which the calculations are based. Such quotations for the Fund will vary based on changes in market conditions and the level of the Fund's expenses, and no reported performance figure should be considered an indication of performance that may be expected in the future.

The cumulative and average total returns do not take into account federal or state income taxes which may be payable; total returns would, of course, be lower if such charges were taken into account.

Whenever the Trust calculates total return using the market values of iShares as reported by the Listing Exchange, it will also calculate a similar total return using the Fund's NAV. The Trust may also provide reported closing price data for iShares and calculations of any applicable premiums or discounts against NAV on its website and in the Trust prospectuses and annual reports.

A comparison of the quoted non-standard performance offered for various investments is valid only if performance is calculated in the same manner. Because there are different methods for calculating performance, investors should consider the effects of the methods used to calculate performance when comparing performance of the Fund with performance quoted with respect to other investment companies or types of investments.

Because some or all of the Fund's investments are denominated in foreign currencies, the strength or weakness of the U.S. dollar as against these currencies may account for part of the Fund's investment performance. Historical information on the value of the dollar versus foreign currencies may be used from time to time in advertisements. Such historical information is not indicative of future fluctuations in the value of the U.S. dollar against these currencies. In addition, marketing materials may cite country and economic statistics and historical stock market performance information for any of the countries in which the Fund invests, including, but not limited to, the following: population growth, gross domestic product, inflation rate, average stock market price-

page 30                                                                 i|Shares
earnings ratios and the total value of stock markets. Sources for such statistics may include official publications of various foreign governments and exchanges.

From time to time, in advertising and marketing literature, the Fund's performance may be compared to the performance of broad groups of open-end and closed-end investment companies with similar investment goals, as tracked by independent organizations such as Investment Company Data, Inc., Lipper Analytical Services, Inc., CDA Investment Technologies, Inc., Morningstar, Inc., Value Line Mutual Fund Survey and other independent organizations. When these organizations' tracking results are used, the Fund will be compared to the appropriate fund category, that is, by fund objective and portfolio holdings, or to the appropriate volatility grouping, where volatility is a measure of a fund's risk.

In addition, in connection with the communication of its performance to current or prospective shareholders, the Fund also may compare those figures to the performance of certain unmanaged indices which may assume the reinvestment of dividends or interest but generally do not reflect deductions for administrative and management costs. Examples of such indices include, but are not limited to the following:

..  Dow Jones Industrial Average
..  Consumer Price Index
..  Standard & Poor's 500 Composite Stock Price Index (S&P 500)
..  Nasdaq OTC Composite Index
..  Nasdaq Industrials Index
..  International Finance Corporation's (Global) Composite and (Investable)
   Composite Indices
..  Morgan Stanley Capital International Indices
..  Nasdaq Composite Index
..  Wilshire 5000 Stock Index

Financial Statements

Financial highlights for the Fund are not available as the Fund has not been in existence for a suitable reporting period as of the date of this Statement of Additional Information.

Miscellaneous Information

Counsel. Morgan, Lewis & Bockius LLP, Washington, D.C., is counsel to the Trust.

Independent Auditors. ______________ serves as the independent accountants of the Trust. It audits the Fund's financial statements and performs other related audit services.

iShares Performance and Other Information                                page 31

Other Information

Item 23 Exhibits


Exhibit Number      Description

(a) Agreement and Declaration of Trust is incorporated herein by reference to Post-Effective Amendment No. 2, filed May 12, 2000.

(b) Amended and Restated By-Laws is incorporated herein by reference to Post-Effective Amendment No. 2, filed May 12, 2000.

(c)                 Not applicable

(d.1) Investment Advisory Agreement between the Trust and Barclays Global Fund advisors is incorporated herein by reference to Post-Effective Amendment No. 2, filed May 12, 2000.

(d.2) Schedule A to the Investment Advisory Agreement between the Trust and Barclays Global Fund Advisors for iShares FTSE/Xinhua HK China 25 Index Fund to be filed by amendment.

(e.1) Distribution Agreement between the Trust and SEI Investments Distribution Company is incorporated herein by reference to Post-Effective Amendment No. 2, filed May 12, 2000.

(e.2) Exhibit A to the Distribution Agreement between the Trust and SEI Investments Distribution Company for iShares FTSE/Xinhua HK China 25 Index Fund to be filed by amendment.

(e.3) Form of Authorized Participant Agreement is incorporated herein by reference to exhibit (e.2) of Post-Effective Amendment No. 2, filed May 12, 2000.

(f)                 Not applicable

(g.1) Custodian Agreement between the Trust and Investors Bank & Trust is incorporated herein by reference to Post-Effective Amendment No. 2, filed May 12, 2000.

(g.2) Appendix A to the Custodian Agreement between the Trust and Investors Bank & Trust for iShares FTSE/Xinhua HK China 25 Index Fund to be filed by amendment.

(g.3) Securities Lending Agency Agreement between Investors Bank & Trust and the Trust is incorporated herein by reference to exhibit (g.2) Post-Effective Amendment No. 2, filed May 12, 2000.

(g.4) Schedule A to the Securities Lending Agency Agreement for iShares FTSE/Xinhua HK China 25 Index Fund to be filed by amendment.

(g.5) Delegation Agreement between the Trust and Investors Bank & Trust is incorporated herein by reference to exhibit (g.3) of Post-Effective Amendment No. 2, filed May 12, 2000.

(h.1) Administration Agreement between the Trust and Investors Bank & Trust is incorporated herein by reference to the Post-Effective Amendment No. 2, filed May 12, 2000.

(h.2) Appendix A to the Administration Agreement between the Trust and Investors Bank & Trust for iShares FTSE/Xinhua HK China 25 Index Fund to be filed by amendment.

(h.4) Transfer Agency and Service Agreement between the Trust and Investors Bank & Trust is incorporated herein by reference to exhibit (h.2) of Post-Effective Amendment No. 2, filed May 12, 2000.

(h.5) Appendix A to the Transfer Agency and Service Agreement between the Trust and Investors Bank & Trust for iShares FTSE/Xinhua HK China 25 Index Fund to be filed by amendment.

(h.6)               Sublicense Agreement between Barclays Global Investors, N.A.
                    and the Trust for S&P Funds is incorporated herein by reference to Post-Effective Amendment No. 2, filed May 12, 2000.

(h.7)               Sublicense Agreement between Barclays Global Investors, N.A.
                    and the Trust for Dow Jones Funds is incorporated herein by reference to Post-Effective Amendment No. 2, filed May 12, 2000.

(h.8)               Sublicense Agreement between Barclays Global Investors, N.A.
                    and the Trust for Russell Funds is incorporated herein by reference to Post-Effective Amendment No. 2, filed May 12, 2000.

(h.9) Amended Exhibit A to the Sublicense Agreement between Barclays Global Investors, N.A. and the Trust for S&P Funds for iShares S&P 100 Index Fund and iShares S&P Global 100 Index Fund is incorporated herein by reference to Post-Effective Amendment No. 6, filed October 19, 2000.

(h.10)              Sublicense Agreement between Barclays Global Investors, N.A.
                    and the Trust for iShares MSCI EAFE Index Fund is incorporated herein by reference to Post-Effective Amendment No. 10, filed June 1, 2001.

(h.11)              Sublicense Agreement between Barclays Global Investors, N.A.
                    and the Trust for iShares Nasdaq Biotechnology Index Fund is incorporated herein by reference to Post-Effective Amendment No. 13, filed July 31, 2001.

(h.12)              Sublicense Agreement between Barclays Global Investors, N.A.
                    and the Trust for iShares Goldman Sachs Technology Index Fund, iShares Goldman Sachs Utilities Index Fund, iShares Goldman Sachs Health Care Index Fund, iShares Goldman Sachs Natural Resources Index Fund, iShares Goldman Sachs Cyclical Industries Index Fund, iShares Goldman Sachs Consumer Industries Index Fund, iShares Goldman Sachs Financials Index Fund, iShares Goldman Sachs Hardware Index Fund, iShares Goldman Sachs Multimedia Networking Index Fund, iShares Goldman Sachs Semiconductor Index Fund, and iShares Goldman Sachs Software Index Fund - to be filed by amendment.

(h.13)              Sublicense Agreement between Barclays Global Investors, N.A.
                    and the Trust for iShares Lehman Brothers 1-3 year Treasury Index Fund, iShares Lehman Brothers 7-10 year Treasury Index Fund, iShares Lehman Brothers 20+ year Treasury Index Fund, iShares Lehman Brothers Treasury Index Fund, iShares Lehman Brothers Government/Credit Index Fund, iShares U.S. Credit Index Fund is incorporated herein by reference to Post-Effective Amendment No. 16, filed July 31, 2002.

(h.14)              Sublicense Agreement between Barclays Global Investors, N.A.
                    and the Trust for iShares GS $ InvesTop Corporate Bond Fund is incorporated herein by reference to Post-Effective Amendment No. 16, filed July 31, 2002.

(h.15)              Sublicense Agreement between Barclays Global Investors, N.A.
                    and the Trust for iShares S&P ADR International Index Fund and KLD Nasdaq Social Index Fund to be filed by amendment.

(h.16)              Sublicense Agreement between Barclays Global Investors, N.A.
                    and the Trust for iShares FTSE/Xinhua HK China 25 Index Fund to be filed by amendment.

(i) Legal Opinion and Consent of Counsel is incorporated herein by reference to Post-Effective Amendment No. 17, filed November 29, 2002.

(j.1)               Not applicable

(j.2) Power of Attorney dated February 28, 2002 is incorporated herein by reference to Post-Effective Amendment No. 15, filed March 29, 2002.

(j.3) Power of Attorney dated March 25, 2002 is incorporated herein by reference to Post-Effective Amendment No. 15, filed March 29, 2002.

(k)                 Not applicable

(l.1) Subscription Agreement between the Trust and SEI Investments Distribution Company is incorporated herein by reference to Post-Effective Amendment No. 2, filed May 12, 2000.

(l.2) Letter of Representations between the Trust and Depository Trust Company is incorporated herein by reference to Post-Effective Amendment No. 2, filed May 12, 2000.

(1.3) Amendment of Letter of Representations between the Trust and Depository Trust Company for iShares S&P Global 100 Index Fund and iShares Cohen & Steers Realty Majors Index Fund is incorporated herein by reference to Post-Effective Amendment No. 11, filed July 2, 2001.

(m)                 Not applicable

(n)                 Not applicable

(o)                 Not applicable

(p.i) iShares Trust Code of Ethics is incorporated herein by reference to Post-Effective Amendment No. 2, filed May 12, 2000.

(p.ii) Barclays Global Investors, N.A. Code of Ethics is incorporated herein by reference to Post-Effective Amendment No. 2, filed May 12, 2000.

(p.iii) Code of SEI Investments Company as of December 2000 is incorporated herein by reference to Exhibit (p)(1) of Post-Effective Amendment No. 3 to the Registration Statement of SEI Insurance Products Trust (SEC No. 333-70013) filed with the SEC via EDGAR Accession No. 0000912057-01-511209 on April 27, 2001.

Item 24  Persons Controlled By or Under Common Control with Registrant

None

Item 25  Indemnification

     The Trust is organized as a Delaware business trust and is operated pursuant to an Agreement and Declaration of Trust, (the "Declaration of Trust"), that permits the Trust to indemnify its trustees and officers under certain circumstances. Such indemnification, however, is subject to the limitations imposed by the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended. The Declaration of Trust provides that officers and trustees of the Trust shall be indemnified by the Trust against liabilities and expenses incurred or paid in connection with any claim, action, suit, or proceedings against them by reason of the fact that they each serve as an officer or trustee of the Trust or as an officer or trustee of another entity at the request of the entity. This indemnification is subject to the following conditions:

(a) no trustee or officer of the Trust is indemnified against any liability to the Trust or its security holders that was the result of any willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his office;

(b) officers and trustees of the Trust are indemnified only for actions taken in good faith which the officers and trustees believed were in or not opposed to the best interests of the Trust; and

The Declaration of Trust provides that if indemnification is not ordered by a court, indemnification may be authorized upon determination by shareholders, or by a majority vote of a quorum of the trustees who were not parties to the proceedings or, if this quorum is not obtainable, if directed by a quorum of disinterested trustees, or by independent legal counsel in a written opinion, that the persons to be indemnified have met the applicable standard.

     Insofar as indemnification for liabilities arising under the Securities Act of 1933 (the "Act") may be permitted to directors, officers and controlling persons of the Trust pursuant to foregoing provisions, or otherwise, the Trust has been advised that in the opinion of the SEC such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for Fund expenses incurred or paid by a director, officer or controlling person of the Fund in the successful defense of any action, suit or proceeding is asserted by such director, officer or controlling person in connection with the securities being registered, the Trust will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question of whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 26. (a)   Business and Other Connections of Investment Adviser

     The Trust is advised by Barclays Global Fund Advisors ("BGFA"), a wholly owned subsidiary of Barclays Global Investors, N.A. ("BGI"), 45 Fremont Street, San Francisco, CA 94105. BGFA's business is that of a registered investment adviser to certain open-end, management investment companies and various other institutional investors.

     The directors and officers of BGFA consist primarily of persons who during the past two years have been active in the investment management business. Each of the directors and executive officers of BGFA will also have substantial responsibilities as directors and/or officers of BGI. To the knowledge of the Registrant, except as set forth below, none of the directors or executive officers of BGFA is or has been at any time during the past two fiscal years engaged in any other business, profession, vocation or employment of a substantial nature.

Name and Position          Principal Business(es) During the last Two Fiscal Years

Blake Grossman             Chairman of the Board of Directors of BGFA and Chairman
Chairman                   and Director of BGI
                           45 Fremont Street, San Francisco, CA  94105

Frank Ryan                 Chief Financial Officer of BGFA and Chief Financial
Officer                    Officer of BGI
                           45 Fremont Street, San Francisco, CA  94105

Andrea M. Zulberti         Director of BGFA and Chief Administrative Officer of BGI
Director                   45 Fremont Street, San Francisco, CA  94105

Item 27  Principal Underwriters

(a) Furnish the name of each investment company (other than the Registrant) for which each principal underwriter currently distributing the securities of the Registrant also acts as a principal underwriter, distributor or investment adviser.

     Registrant's distributor, SEI Investments Distribution Co. (the "Distributor"), acts as distributor for:

     SEI Daily Income Trust                                July 15, 1982
     SEI Liquid Asset Trust                                November 29, 1982
     SEI Tax Exempt Trust                                  December 3, 1982
     SEI Index Funds                                       July 10, 1985
     SEI Institutional Managed Trust                       January 22, 1987
     SEI Institutional International Trust                 August 30, 1988
     The Advisors' Inner Circle Fund                       November 14, 1991
     STI Classic Funds                                     May 29, 1992
     The Arbor Fund                                        January 28, 1993
     Bishop Street Funds                                   January 27, 1995
     STI Classic Variable Trust                            August 18, 1995
     SEI Asset Allocation Trust                            April 1, 1996
     SEI Institutional Investments Trust                   June 14, 1996
     HighMark Funds                                        February 15, 1997
     Armada Funds                                          March 8, 1997
     The Expedition Funds                                  June 9, 1997

     Oak Associates Funds                                  February 27, 1998
     The Nevis Fund, Inc.                                  June 29, 1998
     CNI Charter Funds                                     April 1, 1999
     The Armada Advantage Fund                             May 1, 1999
     Amerindo Funds Inc.                                   July 13, 1999
     SEI Insurance Products Trust                          March 29, 2000
     Pitcairn Funds                                        August 1, 2000
     First Focus Funds, Inc.                               October 1, 2000
     JohnsonFamily Funds, Inc.                             November 1, 2000
     The MDL Funds                                         January 24, 2001
     Causeway Capital Management Trust                     September 20, 2001
     The Japan Fund, Inc.                                  October 7, 2002

     The Distributor provides numerous financial services to investment managers, pension plan sponsors, and bank trust departments. These services include portfolio evaluation, performance measurement and consulting services ("Funds Evaluation") and automated execution, clearing and settlement of securities transactions ("MarketLink").

(b) Furnish the Information required by the following table with respect to each director, officer or partner of each principal underwriter named in the answer to Item 21 of Part B. Unless otherwise noted, the business address of each director or officer is Oaks, PA 19456.

                        Position and Office                                 Positions and Offices
Name                    with Underwriter                                    with Registrant
----                    -------------------                                 ---------------------
Alfred P. West, Jr.     Director, Chairman of the Board of Directors                 --
Carmen V. Romeo         Director                                                     --
Mark J. Held            President & Chief Operating Officer                          --
Dennis J. McGonigle     Executive Vice President                                     --
Robert M. Silvestri     Chief Financial Officer & Treasurer                          --
Todd Cipperman          Senior Vice President & General Counsel                      --
Carl A. Guarino         Senior Vice President                                        --
Jack May                Senior Vice President                                        --
Kevin P. Robins         Senior Vice President                                        --
Patrick K. Walsh        Senior Vice President                                        --
Wayne M. Withrow        Senior Vice President                                        --
Robert Aller            Vice President                                               --
John D. Anderson        Vice President & Managing Director                           --
Timothy D. Barto        Vice President & Assistant Secretary                         --
Robert Crudup           Vice President & Managing Director                           --
Richard A. Deak         Vice President & Assistant Secretary                         --
Scott W. Dellorfano     Vice President & Managing Director                           --
Barbara Doyne           Vice President                                               --
Jeff Drennen            Vice President                                               --

Scott C. Fanatico         Vice President & Managing Director                    --
Vic Galef                 Vice President & Managing Director                    --
Steven A. Gardner         Vice President & Managing Director                    --
Lydia A. Gavalis          Vice President & Assistant Secretary                  --
Greg Gettinger            Vice President & Assistant Secretary                  --
Kathy Heilig              Vice President                                        --
Jeff Jacobs               Vice President                                        --
Samuel King               Vice President                                        --
John Kirk                 Vice President & Managing Director                    --
Kim Kirk                  Vice President & Managing Director                    --
John Krzeminski           Vice President & Managing Director                    --
Alan H. Lauder            Vice President
Paul Lonergan             Vice President & Managing Director                    --
Ellen Marquis             Vice President                                        --
Christine M. McCullough   Vice President & Assistant Secretary                  --
Carolyn McLaurin          Vice President & Managing Director                    --
Karen LaTourette          Secretary                                             --
Mark Nagle                Vice President                                        --
Joanne Nelson             Vice President                                        --
Bridget Jensen            Vice President                                        --
Rob Redican               Vice President                                        --
Maria Rinehart            Vice President                                        --
Steve Smith               Vice President                                        --
Daniel Spaventa           Vice President                                        --
Kathryn L. Stanton        Vice President                                        --
Sherry K. Vetterlein      Vice President & Assistant Secretary                  --
Lori L. White             Vice President & Assistant Secretary                  --
William E. Zitelli, Jr.   Vice President & Assistant Secretary                  --
John C. Munch             Vice President & Assistant Secretary                  --

Item 28   Location of Accounts and Records

(a) The Fund maintains accounts, books and other documents required by Section 31(a) of the Investment Company Act of 1940 and the rules thereunder (collectively, the "Records") at the offices of Investors Bank & Trust, 200 Clarendon Street, Boston, MA 02116.

(b) BGFA maintains all Records relating to its services as advisor at 45 Fremont Street, San Francisco, CA, 94105.

(c) SEI Investments Distribution Company maintains all Records relating to its services as distributor at 1 Freedom Valley Drive, Oaks, PA 19456.

(d) IBT maintains all Records relating to its services as transfer agent, fund accountant and custodian at 200 Clarendon Street, Boston, MA 02116.

Item 29   Management Services.

Not applicable.

Item 30   Undertaking

Not applicable.

Pursuant to the requirements of the Securities Act of 1933 and the Investment company Act, the Registrant has duly caused this Post-Effective Amendment to the Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of San Francisco and the State of California on the 22nd day of January, 2003.

                                        By:   /s/ Garrett F. Bouton
                                              ----------------------------------
                                              Garrett F. Bouton
                                              President and Chairman

     Pursuant to the requirements of the Securities Act, this Post-Effective Amendment to the Registration Statement has been signed below by the following persons in the capacity and on the dates indicated.

                                        By:   /s/ Garrett F. Bouton
                                              ----------------------------------
                                              Garrett F. Bouton
                                              Trustee and President
                                              Date: January 22, 2003

                                              __________________________________
                                              John B. Carroll*
                                              Trustee
                                              Date: January 22, 2003

                                              __________________________________
                                              Richard K. Lyons*
                                              Trustee
                                              Date: January 22, 2003

                                              __________________________________
                                              Nathan Most*
                                              Trustee
                                              Date: January 22, 2003

                                              __________________________________
                                              George G. C. Parker*
                                              Trustee
                                              Date: January 22, 2003

                                              __________________________________
                                              W. Allen Reed*
                                              Trustee
                                              Date: January 22, 2003

                                              /s/ Michael Latham
                                              ----------------------------------
                                              Michael Latham
                                              Treasurer
                                              Date: January 22, 2003

                                    *By:      /s/ Garrett F. Bouton
                                              ----------------------------------
                                              Garrett F. Bouton
                                              Attorney in fact
                                              Date: January 22, 2003

Exhibit Number      Description

(a) Agreement and Declaration of Trust is incorporated herein by reference to Post-Effective Amendment No. 2, filed May 12, 2000.

(b) Amended and Restated By-Laws is incorporated herein by reference to Post-Effective Amendment No. 2, filed May 12, 2000.

(c)                 Not applicable

(d.1) Investment Advisory Agreement between the Trust and Barclays Global Fund advisors is incorporated herein by reference to Post-Effective Amendment No. 2, filed May 12, 2000.

(d.2) Schedule A to the Investment Advisory Agreement between the Trust and Barclays Global Fund Advisors for iShares FTSE/Xinhua HK China 25 Index Fund to be filed by amendment.

(e.1) Distribution Agreement between the Trust and SEI Investments Distribution Company is incorporated herein by reference to Post-Effective Amendment No. 2, filed May 12, 2000.

(e.2) Exhibit A to the Distribution Agreement between the Trust and SEI Investments Distribution Company for iShares FTSE/Xinhua HK China 25 Index Fund to be filed by amendment.

(e.3) Form of Authorized Participant Agreement is incorporated herein by reference to exhibit (e.2) of Post-Effective Amendment No. 2, filed May 12, 2000.

(f)                 Not applicable

(g.1) Custodian Agreement between the Trust and Investors Bank & Trust is incorporated herein by reference to Post-Effective Amendment No. 2, filed May 12, 2000.

(g.2) Appendix A to the Custodian Agreement between the Trust and Investors Bank & Trust for iShares FTSE/Xinhua HK China 25 Index Fund to be filed by amendment.

(g.3) Securities Lending Agency Agreement between Investors Bank & Trust and the Trust is incorporated herein by reference to exhibit (g.2) Post-Effective Amendment No. 2, filed May 12, 2000.

(g.4) Schedule A to the Securities Lending Agency Agreement for iShares FTSE/Xinhua HK China 25 Index Fund to be filed by amendment.

(g.5) Delegation Agreement between the Trust and Investors Bank & Trust is incorporated herein by reference to exhibit (g.3) of Post-Effective Amendment No. 2, filed May 12, 2000.

(h.1) Administration Agreement between the Trust and Investors Bank & Trust is incorporated herein by reference to the Post-Effective Amendment No. 2, filed May 12, 2000.

(h.2) Appendix A to the Administration Agreement between the Trust and Investors Bank & Trust for iShares FTSE/Xinhua HK China 25 Index Fund to be filed by amendment.

(h.4) Transfer Agency and Service Agreement between the Trust and Investors Bank & Trust is incorporated herein by reference to exhibit (h.2) of Post-Effective Amendment No. 2, filed May 12, 2000.

(h.5) Appendix A to the Transfer Agency and Service Agreement between the Trust and Investors Bank & Trust for iShares FTSE/Xinhua HK China 25 Index Fund to be filed by amendment.

(h.6)               Sublicense Agreement between Barclays Global Investors, N.A.
                    and the Trust for S&P Funds is incorporated herein by reference to Post-Effective Amendment No. 2, filed May 12, 2000.

(h.7)               Sublicense Agreement between Barclays Global Investors, N.A.
                    and the Trust for Dow Jones Funds is incorporated herein by reference to Post-Effective Amendment No. 2, filed May 12, 2000.

(h.8)               Sublicense Agreement between Barclays Global Investors, N.A.
                    and the Trust for Russell Funds is incorporated herein by reference to Post-Effective Amendment No. 2, filed May 12, 2000.

(h.9) Amended Exhibit A to the Sublicense Agreement between Barclays Global Investors, N.A. and the Trust for S&P Funds for iShares S&P 100 Index Fund and iShares S&P Global 100 Index Fund is incorporated herein by reference to Post-Effective Amendment No. 6, filed October 19, 2000.

(h.10)              Sublicense Agreement between Barclays Global Investors, N.A.
                    and the Trust for iShares MSCI EAFE Index Fund is incorporated herein by reference to Post-Effective Amendment No. 10, filed June 1, 2001.

(h.11)              Sublicense Agreement between Barclays Global Investors, N.A.
                    and the Trust for iShares Nasdaq Biotechnology Index Fund is incorporated herein by reference to Post-Effective Amendment No. 13, filed July 31, 2001.

(h.12)              Sublicense Agreement between Barclays Global Investors, N.A.
                    and the Trust for iShares Goldman Sachs Technology Index Fund, iShares Goldman Sachs Utilities Index Fund, iShares Goldman Sachs Health Care Index Fund, iShares Goldman Sachs Natural Resources Index Fund, iShares Goldman Sachs Cyclical Industries Index Fund, iShares Goldman Sachs Consumer Industries Index Fund, iShares Goldman Sachs Financials Index Fund, iShares Goldman Sachs Hardware Index Fund, iShares Goldman Sachs Multimedia Networking Index Fund, iShares Goldman Sachs Semiconductor Index Fund, and iShares Goldman Sachs Software Index Fund - to be filed by amendment.

(h.13)              Sublicense Agreement between Barclays Global Investors, N.A.
                    and the Trust for iShares Lehman Brothers 1-3 year Treasury Index Fund, iShares Lehman Brothers 7-10 year Treasury Index Fund, iShares Lehman Brothers 20+ year Treasury Index Fund, iShares Lehman Brothers Treasury Index Fund, iShares Lehman Brothers Government/Credit Index Fund, iShares U.S. Credit Index Fund is incorporated herein by reference to Post-Effective Amendment No. 16, filed July 31, 2002.

(h.14)              Sublicense Agreement between Barclays Global Investors, N.A.
                    and the Trust for iShares GS $ InvesTop Corporate Bond Fund is incorporated herein by reference to Post-Effective Amendment No. 16, filed July 31, 2002.

(h.15)              Sublicense Agreement between Barclays Global Investors, N.A.
                    and the Trust for iShares S&P ADR International Index Fund and KLD Nasdaq Social Index Fund to be filed by amendment.

(h.16)              Sublicense Agreement between Barclays Global Investors, N.A.
                    and the Trust for iShares FTSE/Xinhua HK China 25 Index Fund to be filed by amendment.

(i) Legal Opinion and Consent of Counsel is incorporated herein by reference to Post-Effective Amendment No. 17, filed November 29, 2002.

(j.1)               Not applicable

(j.2) Power of Attorney dated February 28, 2002 is incorporated herein by reference to Post-Effective Amendment No. 15, filed March 29, 2002.

(j.3) Power of Attorney dated March 25, 2002 is incorporated herein by reference to Post-Effective Amendment No. 15, filed March 29, 2002.

(k)                 Not applicable

(l.1) Subscription Agreement between the Trust and SEI Investments Distribution Company is incorporated herein by reference to Post-Effective Amendment No. 2, filed May 12, 2000.

(l.2) Letter of Representations between the Trust and Depository Trust Company is incorporated herein by reference to Post-Effective Amendment No. 2, filed May 12, 2000.

(1.3) Amendment of Letter of Representations between the Trust and Depository Trust Company for iShares S&P Global 100 Index Fund and iShares Cohen & Steers Realty Majors Index Fund is incorporated herein by reference to Post-Effective Amendment No. 11, filed July 2, 2001.

(m)                 Not applicable

(n)                 Not applicable

(o)                 Not applicable

(p.i) iShares Trust Code of Ethics is incorporated herein by reference to Post-Effective Amendment No. 2, filed May 12, 2000.

(p.ii) Barclays Global Investors, N.A. Code of Ethics is incorporated herein by reference to Post-Effective Amendment No. 2, filed May 12, 2000.

(p.iii) Code of SEI Investments Company as of December 2000 is incorporated herein by reference to Exhibit (p)(1) of Post-Effective Amendment No. 3 to the Registration Statement of SEI Insurance Products Trust (SEC No. 333-70013) filed with the SEC via EDGAR Accession No. 0000912057-01-511209 on April 27, 2001.